UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07840

Schroder Series Trust
 (Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Schroder Mutual Funds

April 30, 2019	Semi-Annual Report

Domestic Equity
Schroder North American Equity Fund

International Equity
Schroder Emerging Markets Small Cap Fund

Fixed Income
Schroder Core Bond Fund
Schroder Long Duration Investment-Grade Bond Fund
Schroder Short Duration Bond Fund
Schroder Total Return Fixed Income Fund

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (800) 464-3108. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Schroder Funds if you invest directly with a Fund.

Schroder Mutual Funds

Table of Contents

Fund Performance and Summary	1
Schedules of Investments
North American Equity Fund	8
Emerging Markets Small Cap Fund	13
Core Bond Fund	16
Long Duration Investment-Grade Bond Fund	21
Short Duration Bond Fund	25
Total Return Fixed Income Fund	29
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	44
Notes to Financial Statements	48
Disclosure of Fund Expenses	65

Proxy Voting (Unaudited)
A description of the Funds’ proxy voting policies and procedures is available upon request, without charge, by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by calling 1-800-464-3108 and requesting a copy of the applicable Fund’s Statement of Additional Information or on the Schroder Funds website at http://www.schroderfunds.com, by downloading the Funds’ Statement of Additional Information. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-464-3108 and on the SEC’s website at http://www.sec.gov.
Form N-PORT (Unaudited)
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schroder Mutual Funds

Important Information Concerning Fund Performance
Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double digit returns are highly unusual and cannot be sustained.  Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance and other information, which may be lower or higher than that cited, is available by contacting SIMNA at (212) 641-3800 and is periodically updated on our website: www.schroderfunds.com.

Schroder North American Equity Fund

Performance Information
	One Year Ended April 30, 2019	Five Years Ended April 30, 2019 (a)	Ten Years Ended April 30, 2019 (a)
Schroder North American Equity Fund
Investor Shares	12.76%	10.63%	14.47%
S&P 500 Index	13.49%	11.63%	15.32%

(a)	Average annual total returns.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
Microsoft	4.2%
Apple	3.4
Amazon.com	2.8
Johnson & Johnson	1.9
JPMorgan Chase	1.8

Sector Allocation
Sector	% of Net Assets
Information Technology	23.1%
Financials	14.3
Healthcare	14.0
Industrials	11.3
Communication Services	9.6
Consumer Discretionary	9.4
Consumer Staples	6.6
Energy	4.0
Materials	1.2
Real Estate	0.9
Utilities	0.6
Other Assets less Liabilities	5.0

Schroder Emerging Markets Small Cap Fund

Performance Information
	One Year Ended April 30, 2019	Annualized Since Inception (a)
Schroder Emerging Markets Small Cap Fund
R6 Shares	-5.80%	9.48%
Investor Shares	-5.89%	9.43%
MSCI Emerging Markets Small Cap Index	-12.14%	7.04%

(a)	From commencement of fund operations on August 26, 2015.
“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
Chroma ATE	2.6%
IRB Brasil Resseguros S	2.6
International Container Terminal Services	2.4
ASM Pacific Technology	2.2
Indraprastha Gas	2.2

Geographic Allocation
% of Net Assets
Asia/Far East	64.4%
Latin America	18.7
Europe	8.6
Middle East	3.8
Africa	1.8
Other Assets less Liabilities	2.7

Schroder Core Bond Fund

Performance Information
	One Year Ended April 30, 2019	Annualized Since Inception (a)
Schroder Core Bond Fund
R6 Shares	5.20%	3.14%
Bloomberg Barclays U.S. Aggregate Bond Index	5.29%	3.35%

(a)	From commencement of fund operations on January 31, 2018.
“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Note 2.375%, 02/29/24	4.9%
FNMA 4.500%, 01/01/49	2.7
United States Treasury Bond 4.625%, 02/15/40	2.5
FNMA 3.500%, 11/01/47	2.4
FNMA 4.000%, 12/01/47	2.3

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	40.4%
U.S. Government Mortgage-Backed Obligations	29.9
U.S. Treasury Obligations	23.3
Collateralized Mortgage Obligations	3.4
Asset-Backed Security	0.6
Commercial Mortgage-Backed Obligations	0.6
Taxable Municipal Bond	0.2
Other Assets less Liabilities	1.6

Schroder Long Duration Investment-Grade Bond Fund

Performance Information
	One Year Ended April 30, 2019	Five Years Ended April 30, 2019 (a)	Annualized Since Inception (b)
Schroder Long Duration Investment-Grade Bond Fund
Investor Shares	6.43%	4.28%	5.61%
Bloomberg Barclays U.S. Long Government/Credit Bond Index	6.89%	4.81%	4.30%

(a)	Average annual total returns.
(b)	From commencement of fund operations on October 3, 2011.
“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Bond 2.875%, 05/15/43	14.5%
United States Treasury Bond 4.500%, 02/15/36	8.2
United States Treasury Bond 2.750%, 08/15/47	8.0
United States Treasury Bond 4.375%, 05/15/40	6.3
United States Treasury Bond 4.625%, 02/15/40	4.9

Sector Allocation
Sector	% of Net Assets
U.S. Treasury Obligations	55.4%
Corporate Obligations	43.1
Taxable Municipal Bond	0.5
Other Assets less Liabilities	1.0

Schroder Short Duration Bond Fund

Performance Information
	One Year Ended April 30, 2019	Annualized Since Inception (a)
Schroder Short Duration Bond Fund
R6 Shares	3.59%	1.59%
Investor Shares	3.49%	1.56%
ICE BofAML 1-3 Year Treasury Index	3.08%	1.04%

(a)	From commencement of fund operations on August 26, 2015.
“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
Unites States Treasury Note 2.500%, 1/31/21	9.8%
Unites States Treasury Note 2.500%, 1/31/24	3.8
United States Treasury Note 2.375%, 2/29/24	3.6
AT&T 2.450%, 6/30/20	2.5
Microsoft 2.000%, 11/3/20	2.3

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	51.5%
U.S. Treasury Obligations	21.8
Asset-Backed Securities	10.0
U.S. Government Mortgage-Backed Obligations	9.7
Collateralized Mortgage Obligations	3.3
Commercial Mortgage-Backed Obligations	1.0
Taxable Municipal Bonds	0.6
Other Assets less Liabilities	2.1

Schroder Total Return Fixed Income Fund

Performance Information
	One Year Ended April 30, 2019	Five Years Ended April 30, 2019 (a)	Ten Years Ended April 30, 2019 (a)
Schroder Total Return Fixed Income Fund
Investor Shares	4.76%	2.17%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index	5.29%	2.57%	3.72%

(a) Average annual total return.
“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Note 3.125%, 11/15/28	5.0%
FNMA 4.500%, 11/01/48	2.7
United States Treasury Bond 4.375%, 05/15/40	2.5
United States Treasury Inflation Indexed Bond 0.750%, 07/15/28	2.4
FHLMC 4.000%, 11/01/48	2.0

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	32.6%
U.S. Government Mortgage-Backed Obligations	23.7
U.S. Treasury Obligations	19.6
Asset-Backed Securities	11.5
Collateralized Mortgage Obligations	7.8
Commercial Mortgage-Backed Obligations	1.9
Taxable Municipal Bonds	1.3
Sovereign Governments	0.7
Other Assets less Liabilities	0.9

Schroder North American Equity Fund

Schedule of Investments
April 30, 2019 (unaudited)

Shares		Value $
	COMMON STOCK – 95.0%
	Canada – 1.1%
231,900	Birchcliff Energy	605,845
13,800	Canadian National Railway	1,281,833
39,700	Centerra Gold (1)	202,100
34,400	CI Financial	494,803
134,800	Crew Energy (1)	113,700
16,000	Dollarama	480,585
42,000	Genworth MI Canada	1,305,113
15,700	Great Canadian Gaming (1)	603,413
37,300	Husky Energy	404,824
24,800	Magna International Class A	1,380,411
41,000	Manulife Financial	754,997
3,400	Methanex	186,382
200,600	Surge Energy	217,116
21,300	Teck Resources Class B	503,683
22,000	Tourmaline Oil	328,924
126,500	TransAlta Renewables	1,309,663
6,402	Transcontinental Class A	76,937
12,600	West Fraser Timber	648,669
32,800	Westshore Terminals Investment	514,635
		11,413,633
	Israel – 0.3%
25,200	Check Point Software Technologies (1)	3,043,152

	United Kingdom – 0.0%
141,800	Noble (1)	372,934

	United States – 93.6%
	Communication Services – 9.6%
13,749	Alphabet Class A (1)	16,484,501
13,994	Alphabet Class C (1)	16,631,589
12,000	AMC Networks Class A (1)	700,920
254,827	AT&T	7,889,444
800	Cable One	848,424
135,000	Comcast Class A	5,876,550
24,000	Discovery Class A (1)	741,600
84,400	Facebook Class A (1)	16,322,960
93,100	Fox (1)	3,629,969
5,000	Netflix (1)	1,852,700
24,000	Omnicom Group	1,920,720
212,830	Verizon Communications	12,171,748
54,100	Viacom Class B	1,564,031
78,972	Walt Disney	10,816,795
		97,451,951

Shares		Value $
	Consumer Discretionary – 9.3%
14,806	Amazon.com (1)	28,524,055
288	Booking Holdings (1)	534,237
15,600	BorgWarner	651,612
28,600	Buckle	528,528
15,500	Capri Holdings (1)	683,240
16,400	Choice Hotels International	1,361,856
10,966	Delphi Technologies	242,678
153,800	eBay	5,959,750
24,400	Foot Locker	1,395,924
20,000	GameStop Class A	173,000
45,400	Gap	1,184,032
26,600	Garmin	2,280,684
108,500	Gentex	2,498,755
105,200	H&R Block	2,862,492
48,793	Home Depot	9,939,134
12,100	Kohl’s	860,310
9,300	Lear	1,329,900
26,800	Lowe’s	3,032,152
38,581	McDonald’s	7,622,448
39,300	Michaels (1)	441,732
64,800	Nike Class B	5,691,384
2,000	O’Reilly Automotive (1)	757,140
19,400	Ross Stores	1,894,604
71,400	Starbucks	5,546,352
16,300	Thor Industries	1,073,681
8,700	Tiffany	938,034
69,600	TJX	3,819,648
20,000	Tupperware Brands	476,000
25,400	VF	2,398,014
12,814	ZAGG (1)	105,587
		94,806,963
	Consumer Staples – 6.6%
95,800	Altria Group	5,204,814
13,300	Brown-Forman Class B	708,757
24,800	Church & Dwight	1,858,760
14,800	Clorox	2,364,004
198,216	Coca-Cola	9,724,477
53,182	Colgate-Palmolive	3,871,118
1,300	Costco Wholesale	319,189
22,800	Hershey	2,846,580
39,300	Kimberly-Clark	5,045,334
28,800	Lamb Weston Holdings	2,017,440
3,400	Lancaster Colony	505,614

The accompanying notes are an integral part of the financial statements.

Schroder North American Equity Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Shares		Value $
14,800	Nu Skin Enterprises Class A	752,876
69,124	PepsiCo	8,851,328
76,791	Philip Morris International	6,647,029
118,911	Procter & Gamble	12,661,643
7,800	USANA Health Sciences (1)	650,988
21,641	Walgreens Boots Alliance	1,159,308
20,723	Walmart	2,131,154
		67,320,413
	Energy – 3.8%
67,600	Antero Midstream	825,396
53,700	Antero Resources (1)	389,325
46,300	Cabot Oil & Gas	1,198,707
31,700	Callon Petroleum (1)	238,067
85,063	Chevron	10,212,664
34,100	ConocoPhillips	2,152,392
91,300	Diamond Offshore Drilling (1)	886,523
184,790	ExxonMobil	14,834,941
61,100	Gulfport Energy (1)	400,205
55,000	Marathon Petroleum	3,347,850
33,400	Occidental Petroleum	1,966,592
11,300	Phillips 66	1,065,251
16,100	ProPetro Holding (1)	356,293
26,300	Whiting Petroleum (1)	720,357
		38,594,563
	Financials – 14.1%
20,000	Affiliated Managers Group	2,218,400
99,900	Aflac	5,032,962
11,500	American Equity Investment Life Holding	338,215
37,527	American Express	4,399,290
15,600	American Financial Group	1,615,068
8,800	American International Group	418,616
3,800	American National Insurance	430,502
16,700	Ameriprise Financial	2,451,059
28,000	Assured Guaranty	1,335,600
72,700	Athene Holding Class A (1)	3,283,132
417,150	Bank of America	12,756,447
34,400	BB&T	1,761,280
63,600	Berkshire Hathaway Class B (1)	13,782,756
2,736	Brighthouse Financial (1)	114,337
33,400	Capital One Financial	3,100,522
128,442	Citigroup	9,080,849
5,318	Discover Financial Services	433,364
23,444	Essent Group (1)	1,112,418
4,200	FactSet Research Systems	1,158,654

Shares		Value $
45,200	Federated Investors Class B	1,388,996
63,800	Fifth Third Bancorp	1,838,716
63,900	Franklin Resources	2,210,301
27,204	Goldman Sachs Group	5,601,848
157,363	JPMorgan Chase	18,261,976
95,200	KeyCorp	1,670,760
63,900	Lincoln National	4,263,408
12,200	Moody’s	2,398,764
76,900	Morgan Stanley	3,710,425
36,400	PNC Financial Services Group	4,984,252
80,800	Principal Financial Group	4,618,528
4,800	Prudential Financial	507,408
34,200	Raymond James Financial	3,131,694
27,400	State Street	1,853,884
66,200	Synchrony Financial	2,295,154
11,200	T. Rowe Price Group	1,204,000
64,451	U.S. Bancorp	3,436,527
73,400	Unum Group	2,709,928
256,872	Wells Fargo	12,435,174
		143,345,214
	Healthcare – 14.0%
18,600	Abbott Laboratories	1,479,816
105,281	AbbVie	8,358,259
50,717	Amgen	9,094,572
21,062	Biogen (1)	4,828,253
165,271	Bristol-Myers Squibb	7,673,533
22,400	Celgene (1)	2,120,384
33,200	Cerner (1)	2,206,140
3,200	Chemed	1,045,696
30,587	Cigna	4,858,439
18,217	CVS Health	990,641
14,600	Danaher	1,933,624
4,600	Edwards Lifesciences (1)	809,922
45,761	Eli Lilly	5,355,867
68,104	Gilead Sciences	4,429,484
4,500	HCA Healthcare	572,535
5,400	Idexx Laboratories (1)	1,252,800
20,500	Innoviva (1)	287,615
7,000	Jazz Pharmaceuticals (1)	908,390
137,884	Johnson & Johnson	19,469,221
10,300	McKesson	1,228,275
21,700	MEDNAX (1)	606,949
81,669	Medtronic	7,253,024
154,507	Merck	12,161,246

The accompanying notes are an integral part of the financial statements.

Schroder North American Equity Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Shares		Value $
1,900	Mettler-Toledo International (1)	1,415,994
44,000	Mylan (1)	1,187,560
313,047	Pfizer	12,712,839
47,684	Quest Diagnostics	4,595,784
9,300	ResMed	971,943
33,600	SIGA Technologies (1)	176,064
20,699	Stryker	3,910,248
4,300	Thermo Fisher Scientific	1,193,035
12,900	Tivity Health (1)	278,898
7,800	United Therapeutics (1)	800,046
50,700	UnitedHealth Group	11,816,649
14,400	Varian Medical Systems (1)	1,960,848
9,508	Waters (1)	2,030,338
		141,974,931
	Industrials – 10.9%
29,535	3M	5,597,178
27,700	Allegion	2,748,671
62,500	Allison Transmission Holdings Class A	2,928,750
27,400	AMETEK	2,415,858
11,700	Boeing	4,418,973
32,400	Caterpillar	4,517,208
15,600	CH Robinson Worldwide	1,263,600
7,500	Cintas	1,628,550
9,500	Copart (1)	639,540
39,000	CSX	3,105,570
15,700	Cummins	2,610,753
11,840	Curtiss-Wright	1,349,050
32,800	Deluxe	1,466,816
29,500	Donaldson	1,579,430
10,600	Dover	1,039,224
38,700	Eaton	3,205,134
52,571	Emerson Electric	3,732,015
9,600	Ennis	193,728
34,500	Expeditors International of Washington	2,739,990
32,000	Fastenal	2,257,600
23,650	Fortive	2,041,941
38,800	Generac Holdings (1)	2,133,612
9,300	General Dynamics	1,662,096
17,200	Graco	881,500
41,600	GrafTech International	476,320
12,700	HD Supply Holdings (1)	580,263
38,191	Honeywell International	6,631,103
24,900	Hubbell Class B	3,177,240
10,700	IDEX	1,676,262

Shares		Value $
22,400	Illinois Tool Works	3,486,112
24,200	Landstar System	2,636,832
14,700	Lincoln Electric Holdings	1,282,869
4,400	Lockheed Martin	1,466,652
38,000	MSC Industrial Direct Class A	3,178,700
17,500	Norfolk Southern	3,570,350
12,700	Parker Hannifin	2,299,716
57,700	Pentair	2,249,723
19,000	Raytheon	3,374,210
18,800	Rockwell Automation	3,397,348
31,400	Sensata Technologies Holding (1)	1,568,116
14,900	Snap-on	2,507,372
16,500	Toro	1,206,975
37,100	Union Pacific	6,568,184
11,095	United Technologies	1,582,258
12,200	Verisk Analytics Class A	1,721,908
		110,795,300
	Information Technology – 22.8%
14,152	Accenture Class A	2,585,146
22,000	Adobe (1)	6,363,500
75,900	Amdocs	4,180,572
22,400	Amphenol Class A	2,230,144
15,100	Analog Devices	1,755,224
173,773	Apple	34,871,028
25,900	Automatic Data Processing	4,257,701
4,100	Broadcom	1,305,440
21,800	Broadridge Financial Solutions	2,575,234
34,100	CDK Global	2,056,912
9,300	CDW	982,080
240,285	Cisco Systems	13,443,946
32,500	Citrix Systems	3,281,200
82,723	Cognizant Technology Solutions Class A	6,035,470
16,169	DXC Technology	1,062,950
1,600	Fair Isaac (1)	447,600
23,200	Fiserv (1)	2,023,968
80,300	HP	1,601,985
273,874	Intel	13,978,529
55,294	International Business Machines	7,756,089
15,300	Intuit	3,841,218
3,800	j2 Global	332,956
6,900	Jack Henry & Associates	1,028,514
16,200	Kla-Tencor	2,065,176
11,300	Lam Research	2,343,959
33,000	Mastercard Class A	8,389,920

The accompanying notes are an integral part of the financial statements.

Schroder North American Equity Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Shares		Value $
49,700	Maxim Integrated Products	2,982,000
79,600	Micron Technology (1)	3,347,976
325,950	Microsoft	42,569,070
9,000	NetApp	655,650
10,400	NVIDIA	1,882,400
145,581	Oracle	8,054,997
31,600	Paychex	2,664,196
57,700	PayPal Holdings (1)	6,506,829
20,977	QUALCOMM	1,806,749
9,400	salesforce.com (1)	1,554,290
34,400	Seagate Technology	1,662,208
28,700	TE Connectivity	2,745,155
30,222	Texas Instruments	3,561,058
35,200	Total System Services	3,598,848
81,300	Visa Class A	13,368,159
6,500	VMware Class A	1,326,845
22,200	Western Digital	1,134,864
7,300	Xilinx	877,022
		231,094,777
	Materials – 1.1%
8,300	Air Products & Chemicals	1,708,057
8,900	Celanese Class A	960,221
14,700	DowDuPont	565,215
20,200	Huntsman	449,248
28,700	Louisiana-Pacific	718,935
4,100	LyondellBasell Industries Class A	361,743
45,700	Packaging Corp. of America	4,531,612
12,200	PPG Industries	1,433,500
5,200	Sonoco Products	327,912
13,900	Steel Dynamics	440,352
		11,496,795
	Real Estate – 0.9%
69,500	Apple Hospitality REIT	1,143,275
97,800	Host Hotels & Resorts REIT	1,881,672
5,000	Life Storage REIT	476,450
26,678	Park Hotels & Resorts REIT	855,830
2,600	PS Business Parks REIT	399,412
9,300	Public Storage REIT	2,056,974
31,100	RLJ Lodging Trust REIT	572,551
7,900	Simon Property Group REIT	1,372,230
		8,758,394

Shares		Value $
	Utilities – 0.5%
28,000	AES	479,360
18,000	Centerpoint Energy	558,000
40,300	Exelon	2,053,285
5,600	NextEra Energy	1,088,864
15,300	PPL	477,513
		4,657,022
	Total United States	950,296,323
	TOTAL COMMON STOCK
	(Cost $607,614,888)	965,126,042
	TOTAL INVESTMENTS IN SECURITIES – 95.0%
	(Cost $607,614,888)	965,126,042
	OTHER ASSETS LESS LIABILITIES – 5.0%	50,704,424
	NET ASSETS – 100%	$1,015,830,466

(1)	Denotes non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schroder North American Equity Fund

Schedule of Investments (concluded)
April 30, 2019 (unaudited)

The open futures contracts held by the Fund at April 30, 2019, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	316	Jun-2019	$44,986,947	$46,586,300	$1,599,353

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2019, is as follows:
Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized (Depreciation)
RBC	05/15/19	USD 3,906,099	CAD 5,210,400	$(15,272)
Canadian Imperial Bank of Commerce	05/15/19	CAD 18,497,635	USD 13,811,534	(1,436)
				$(16,708)

CAD — Canadian Dollar
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
USD — United States Dollar
The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:
Investments in Securities (1) (2)	Level 1	Level 2	Level 3	Total
Common Stock	$965,126,042	$—	$—	$965,126,042
Total Investments in Securities	$965,126,042	$—	$—	$965,126,042

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$1,599,353	$—	$—	$1,599,353
Forwards — Unrealized Depreciation	—	(16,708)	—	(16,708)
Total Other Financial Instruments	$1,599,353	$(16,708)	$—	$1,582,645

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.
(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
April 30, 2019 (unaudited)

Shares		Value $
	COMMON STOCK – 95.3%
	Brazil – 9.0%
4,043	Cyrela Brazil Realty Empreendimentos e Participacoes	18,250
9,027	Duratex	22,860
5,790	Enauta Participacoes	19,787
4,305	Energisa SA - Units	45,783
2,300	IRB Brasil Resseguros S	55,402
4,801	Odontoprev	20,619
467	Pagseguro Digital Class A (1)	12,170
		194,871
	Chile – 1.2%
1,500	Inversiones La Construccion	26,220

	China – 11.2%
4,400	Anhui Gujing Distillery Class B	37,203
14,000	Haitian International Holdings	35,050
6,200	Hefei Meiya Optoelectronic Technology Class A	25,658
647	Huazhu Group ADR	27,433
24,500	Li Ning (1)	44,535
26,000	Nexteer Automotive Group	40,700
15,400	Rainbow Department Store Class A	32,621
		243,200
	Colombia – 0.7%
4,310	Organizacion Terpel	14,237

	Egypt – 2.5%
11,980	Credit Agricole Egypt	29,312
34,287	Juhayna Food Industries	25,800
		55,112
	Greece – 1.7%
20,587	Eurobank Ergasias (1)	17,202
1,498	Grivalia Properties REIT	19,053
		36,255
	Hong Kong – 7.0%
13,500	A-Living Services Class H (1)	21,511
4,200	ASM Pacific Technology	48,641
56,000	Crystal International Group	27,126
92,000	Lonking Holdings	31,195
1,900	WuXi AppTec Class H (1)	23,372
		151,845
	India – 10.8%
1,848	Apollo Hospitals Enterprise	32,322
1,351	Arvind Fashions (1)	19,430
14,063	City Union Bank	41,004
4,785	Container of India	33,930
63	Eicher Motors	18,449

Shares		Value $
6,317	Gateway Distriparks	12,129
10,770	Indraprastha Gas	48,435
1,741	Supreme Industries	28,609
		234,308
	Indonesia – 1.2%
13,400	United Tractors	25,554

	Malaysia – 1.5%
19,650	Bursa Malaysia	32,081

	Mexico – 3.3%
2,257	Gruma Class B	22,561
2,722	Grupo Aeroportuario del Pacifico Class B	27,582
3,785	Grupo Cementos de Chihuahua	21,678
		71,821
	Peru – 1.3%
37,902	Ferreycorp SAA	28,084

	Philippines – 3.9%
161,200	D&L Industries	33,779
21,330	International Container Terminal Services	51,777
		85,556
	Poland – 1.9%
181	CCC	9,823
920	Dino Polska (1)	30,575
		40,398
	Russia – 5.1%
2,791	Globaltrans Investment GDR	26,989
15,808	Moscow Exchange MICEX-RTS PJSC (1)	22,288
1,981	Polymetal International	20,836
1,995	TCS Group Holding GDR	39,701
		109,814
	Singapore – 1.6%
25,100	First Resources	33,772

	South Africa – 1.8%
2,852	City Lodge Hotels	23,912
1,226	Foschini Group	15,835
		39,747
	South Korea – 14.5%
745	Douzone Bizon	36,480
166	Hyosung Chemical	19,611
499	Koh Young Technology	41,265
308	Kolmar Korea	19,511
803	LEENO Industrial	39,320
287	LG Innotek	30,097
748	Mando	21,387

The accompanying notes are an integral part of the financial statements.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Shares		Value $
65	Medy-Tox	31,110
1,306	Orange Life Insurance	39,800
240	SK Materials	35,358
		313,939
	Taiwan – 13.9%
30,147	Aerospace Industrial Development	30,585
12,000	Chroma ATE	57,280
27,000	CTCI	41,853
1,040	Eclat Textile	14,809
4,758	Gourmet Master	30,333
3,000	King Slide Works	31,504
6,000	Macauto Industrial	16,698
8,000	Merida Industry	46,600
4,000	Nien Made Enterprises	31,326
		300,988
	United Arab Emirates – 1.2%
56,292	Emaar Malls PJSC	26,666

	TOTAL COMMON STOCK
	(Cost $1,716,528)	2,064,468

	PREFERRED STOCK – 2.0%
	Brazil – 2.0%
6,699	Alpargatas, 2.200%	26,464
1,300	Cia Energetica do Ceara Class A, 3.500%	16,653
	TOTAL PREFERRED STOCK
	(Cost $28,633)	43,117
	TOTAL INVESTMENTS IN SECURITIES – 97.3%
	(Cost $1,745,161)	2,107,585
	OTHER ASSETS LESS LIABILITIES – 2.7%	58,291
	NET ASSETS – 100%	$2,165,876

(1)	Denotes non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
PJSC — Private Joint Stock Company
REIT — Real Estate Investment Trust
USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments (concluded)
April 30, 2019 (unaudited)
A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2019, is as follows:
Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	05/07/19	HKD 33,023	USD 4,210	$—

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:
Investments in Securities (1) (2)	Level 1	Level 2	Level 3	Total
Common Stock	$2,064,468	$—	$—	$2,064,468
Preferred Stock	43,117	—	—	43,117
Total Investments in Securities	$2,107,585	$—	$—	$2,107,585

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.
(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS – 40.4%
	Communication Services – 3.6%
	AT&T
126,000	4.750%, 05/15/46	125,104
81,000	4.500%, 05/15/35	81,328
100,000	4.300%, 02/15/30	102,423
262,000	3.400%, 05/15/25	263,184
196,000	3.000%, 06/30/22	196,659
	Comcast
200,000	3.950%, 10/15/25	209,518
	Discovery Communications LLC
210,000	2.950%, 03/20/23	208,653
	Verizon Communications
212,000	4.329%, 09/21/28	226,742
96,000	4.016%, 12/03/29 (1)	100,238
129,000	3.784%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	130,041
	Vodafone Group
197,000	3.591%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	195,898
		1,839,788
	Consumer Discretionary – 2.2%
	AutoNation
45,000	4.500%, 10/01/25	44,982
	Cox Communications (1)
262,000	3.150%, 08/15/24	259,390
	Home Depot
769,000	2.625%, 06/01/22	770,719
	Magna International
54,000	4.150%, 10/01/25	56,695
		1,131,786
	Consumer Staples – 3.8%
	Altria Group
468,000	4.800%, 02/14/29	486,304
	Anheuser-Busch InBev Worldwide
323,000	4.150%, 01/23/25	337,324
	BAT Capital
126,000	3.222%, 08/15/24	123,306
	CVS Health
466,000	4.300%, 03/25/28	471,161
	Reynolds American
21,000	5.850%, 08/15/45	21,724
33,000	5.700%, 08/15/35	34,866
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	399,251

Principal Amount ($)		Value $
	Tyson Foods
75,000	3.550%, 06/02/27	74,390
		1,948,326
	Energy – 3.4%
	BP Capital Markets
111,000	2.500%, 11/06/22	110,151
	Enbridge
82,000	4.250%, 12/01/26	85,426
	Energy Transfer Partners
361,000	3.600%, 02/01/23	363,213
	EOG Resources
211,000	2.625%, 03/15/23	209,709
	EQT
132,000	3.900%, 10/01/27	124,580
49,000	3.000%, 10/01/22	48,151
	MPLX
155,000	4.500%, 04/15/38	148,657
	Noble Energy
174,000	4.150%, 12/15/21	178,248
162,000	3.850%, 01/15/28	161,430
	Phillips 66 Partners
135,000	3.750%, 03/01/28	133,629
155,000	3.605%, 02/15/25	156,104
		1,719,298
	Financials – 16.2%
	Aflac
2,000	6.450%, 08/15/40	2,561
	American International Group
354,000	3.900%, 04/01/26	358,137
181,000	3.300%, 03/01/21	182,293
	AXA Equitable Holdings
594,000	4.350%, 04/20/28	608,144
	Bank of America
10,000	5.875%, 01/05/21	10,509
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	462,106
	Bank of America MTN
687,000	3.500%, 04/19/26	693,226
73,000	3.248%, 10/21/27	71,595
	Bank of Ireland Group (1)
245,000	4.500%, 11/25/23	250,948
	Banque Federative du Credit Mutuel (1)
393,000	3.750%, 07/20/23	403,432
	Barclays
200,000	4.337%, 01/10/28	201,373

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	Capital One Financial
58,000	3.750%, 03/09/27	57,509
	Citigroup
89,000	6.875%, 06/01/25	104,171
770,000	3.200%, 10/21/26	754,038
9,000	2.700%, 03/30/21	8,988
	Cooperatieve Rabobank UA MTN
449,000	3.875%, 02/08/22	461,951
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	269,672
	Fifth Third Bancorp
276,000	3.650%, 01/25/24	283,769
	Goldman Sachs Group
364,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	361,478
174,000	3.500%, 11/16/26	171,549
47,000	2.625%, 04/25/21	46,832
	JPMorgan Chase
382,000	4.625%, 05/10/21	395,802
100,000	4.500%, 01/24/22	104,323
	Moody’s
194,000	5.500%, 09/01/20	200,950
119,000	4.875%, 02/15/24	127,844
	Morgan Stanley
279,000	3.625%, 01/20/27	281,675
	Morgan Stanley MTN
519,000	2.750%, 05/19/22	516,353
169,000	2.500%, 04/21/21	168,082
	Prudential Financial MTN
112,000	7.375%, 06/15/19	112,586
	Unum Group
38,000	3.000%, 05/15/21	38,055
	US Bancorp MTN
238,000	2.625%, 01/24/22	237,799
	Wells Fargo
324,000	3.000%, 04/22/26	316,559
		8,264,309
	Healthcare – 4.7%
	Abbott Laboratories
513,000	3.400%, 11/30/23	524,240
	AbbVie
174,000	3.600%, 05/14/25	175,025
21,000	3.200%, 11/06/22	21,185
	Aetna
304,000	2.800%, 06/15/23	298,581

Principal Amount ($)		Value $
	Allergan Funding SCS
143,000	3.850%, 06/15/24	145,255
190,000	3.800%, 03/15/25	192,075
88,000	3.450%, 03/15/22	88,446
	Bayer US Finance II LLC (1)
487,000	3.875%, 12/15/23	491,171
	Becton Dickinson
141,000	3.734%, 12/15/24	143,280
	Cardinal Health
79,000	3.079%, 06/15/24	77,483
	Merck
242,000	2.750%, 02/10/25	241,329
		2,398,070
	Industrials – 1.5%
	General Electric MTN
156,000	3.150%, 09/07/22	155,882
	Lockheed Martin
260,000	3.550%, 01/15/26	266,998
	Rockwell Collins
261,000	3.200%, 03/15/24	261,179
	United Technologies
95,000	3.950%, 08/16/25	99,255
		783,314
	Information Technology – 2.6%
	Apple
142,000	3.000%, 06/20/27	140,984
	Microsoft
210,000	4.100%, 02/06/37	225,527
540,000	2.400%, 08/08/26	522,822
	salesforce.com
443,000	3.700%, 04/11/28	463,955
		1,353,288
	Real Estate – 1.6%
	American Tower REIT
294,000	3.300%, 02/15/21	296,079
	Crown Castle International REIT
225,000	3.800%, 02/15/28	224,506
62,000	3.200%, 09/01/24	61,749
	Ventas Realty REIT
257,000	3.125%, 06/15/23	257,980
		840,314
	Utilities – 0.8%
	Exelon
26,000	2.450%, 04/15/21	25,743

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	Southern
364,000	2.950%, 07/01/23	363,540
		389,283
	TOTAL CORPORATE OBLIGATIONS
	(Cost $20,179,270)	20,667,776

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 29.9%
	Federal Home Loan Mortgage Corporation – 8.6%
	FHLMC
1,365,399	4.500%, 08/01/48	1,425,051
447,506	4.500%, 09/01/48	467,175
716,950	4.500%, 12/01/48	747,659
745,016	4.000%, 11/01/48	766,513
966,740	4.000%, 01/01/49	994,268
		4,400,666
	Federal National Mortgage Association – 17.2%
	FNMA
184,986	4.500%, 12/01/47	193,367
452,799	4.500%, 08/01/48	473,098
708,216	4.500%, 10/01/48	739,932
1,144,814	4.500%, 11/01/48	1,192,118
1,328,577	4.500%, 01/01/49	1,382,689
1,120,560	4.000%, 12/01/47	1,155,503
2,040,501	3.500%, 11/01/47	2,060,742
229,393	3.500%, 12/01/47	231,724
1,367,083	3.500%, 01/01/48	1,381,406
		8,810,579
	Government National Mortgage Association – 4.1%
	GNMA
871,572	5.000%, 08/20/48	913,031
653,576	5.000%, 10/20/48	683,503
469,939	4.500%, 10/20/48	488,711
		2,085,245
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $15,181,048)	15,296,490

	U.S. TREASURY OBLIGATIONS – 23.3%
	United States Treasury Bill (2)
350,000	2.405%, 10/03/19	346,421
	United States Treasury Bonds
998,000	4.625%, 02/15/40	1,287,537

Principal Amount ($)		Value $
636,000	4.375%, 05/15/40	795,025
907,000	3.375%, 11/15/48	986,044
55,000	3.000%, 02/15/47	55,788
630,000	3.000%, 05/15/47	638,146
540,000	3.000%, 08/15/48	546,054
675,000	2.875%, 05/15/43	671,467
52,000	2.875%, 11/15/46	51,458
369,000	2.750%, 08/15/47	355,350
491,900	2.750%, 11/15/47	473,569
159,000	2.500%, 02/15/46	146,168
	United States Treasury Notes
875,000	3.125%, 11/15/28	920,869
482,000	2.875%, 08/15/28	497,081
972,000	2.625%, 02/15/29	981,910
668,000	2.500%, 02/28/26	672,566
2,475,000	2.375%, 02/29/24	2,486,311
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $11,714,857)	11,911,764

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (3)
673,536	3.500%, 10/25/45	676,897
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
703,003	3.500%, 01/25/47	704,215
	JPMorgan Mortgage Trust, Series 2018-8, Class A15 (1) (3)
359,854	4.000%, 01/25/49	363,849
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,731,076)	1,744,961

	ASSET-BACKED SECURITY – 0.7%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
334,000	2.410%, 07/15/22
	(Cost $333,857)	333,655

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 0.6%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
192,034	3.373%, VAR LIBOR USD 1 Month+0.900%, 11/15/35	191,974

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
114,403	3.573%, VAR LIBOR USD 1 Month+1.100%, 11/15/35	114,439
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $306,437)	306,413

	TAXABLE MUNICIPAL BOND – 0.2%
	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
95,000	7.425%, 02/15/29
	(Cost $115,620)	117,414
	TOTAL INVESTMENTS IN SECURITIES – 98.5%
	(Cost $49,562,165)	50,378,473
	OTHER ASSETS LESS LIABILITIES – 1.5%	770,114
	NET ASSETS – 100%	$51,148,587

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $3,826,225, representing 7.5% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (concluded)
April 30, 2019 (unaudited)

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$20,667,776	$—	$20,667,776
U.S. Government Mortgage-Backed Obligations	—	15,296,490	—	15,296,490
U.S. Treasury Obligations	—	11,911,764	—	11,911,764
Collateralized Mortgage Obligations	—	1,744,961	—	1,744,961
Asset-Backed Security	—	333,655	—	333,655
Commercial Mortgage-Backed Obligations	—	306,413	—	306,413
Taxable Municipal Bond	—	117,414	—	117,414
Total Investments in Securities	$—	$50,378,473	$—	$50,378,473

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	U.S. TREASURY OBLIGATIONS – 55.2%
	United States Treasury Bill (1)
362,000	2.405%, 10/03/19	358,298
	United States Treasury Bonds
66,000	5.375%, 02/15/31	84,877
6,004,000	4.625%, 02/15/40	7,745,864
10,450,000	4.500%, 02/15/36	13,032,293
7,998,200	4.375%, 05/15/40	9,998,063
1,289,000	3.375%, 11/15/48	1,401,334
1,154,000	3.125%, 05/15/48	1,195,472
180,000	3.000%, 05/15/47	182,327
7,250,000	3.000%, 08/15/48	7,331,279
23,170,000	2.875%, 05/15/43	23,048,720
660,200	2.875%, 11/15/46	653,314
13,135,600	2.750%, 08/15/47	12,649,685
4,291,700	2.750%, 11/15/47	4,131,767
	United States Treasury Notes
2,200,000	3.125%, 11/15/28	2,315,328
532,300	2.750%, 02/15/28	543,591
2,686,000	2.625%, 02/15/29	2,713,385
98,000	2.250%, 03/31/26	97,108
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $85,465,689)	87,482,705

	CORPORATE OBLIGATIONS – 43.0%
	Communication Services – 5.9%
	AT&T
180,000	4.800%, 06/15/44	180,617
109,000	4.750%, 05/15/46	108,225
954,000	4.500%, 05/15/35	957,859
1,879,000	4.500%, 03/09/48	1,803,286
640,000	4.350%, 06/15/45	604,079
	Comcast
1,414,000	4.700%, 10/15/48	1,536,150
250,000	3.400%, 07/15/46	221,907
	Fox (2)
489,000	5.476%, 01/25/39	544,516
	Telefonica Emisiones
1,223,000	5.520%, 03/01/49	1,313,269
	Verizon Communications
899,000	5.250%, 03/16/37	1,023,157
430,000	4.522%, 09/15/48	448,443
	Vodafone Group
656,000	5.000%, 05/30/38	664,660
		9,406,168

Principal Amount ($)		Value $
	Consumer Discretionary – 0.5%
	Cox Communications (2)
226,000	4.600%, 08/15/47	216,878
	McDonald’s MTN
584,000	4.875%, 12/09/45	630,172
		847,050
	Consumer Staples – 6.3%
	Altria Group
690,000	5.800%, 02/14/39	737,994
1,074,000	5.375%, 01/31/44	1,093,063
	Anheuser-Busch InBev Worldwide
294,000	4.900%, 01/23/31	318,826
1,687,000	4.900%, 02/01/46 (2)	1,711,836
	BAT Capital
736,000	4.540%, 08/15/47	657,111
	CVS Health
684,000	5.125%, 07/20/45	679,963
942,000	5.050%, 03/25/48	929,479
	Georgetown University
587,000	5.215%, 10/01/18	655,211
	Molson Coors Brewing
484,000	4.200%, 07/15/46	434,014
	Reynolds American
191,000	8.125%, 05/01/40	237,716
646,000	5.850%, 08/15/45	668,261
	Tyson Foods
334,000	4.550%, 06/02/47	321,599
	Walmart
1,434,000	3.950%, 06/28/38	1,488,897
51,000	3.625%, 12/15/47	49,917
		9,983,887
	Energy – 5.9%
	ConocoPhillips
200,000	5.900%, 05/15/38	250,714
	Enbridge
312,000	5.500%, 12/01/46	372,676
	Energy Transfer Operating
721,000	5.250%, 04/15/29	776,197
	Energy Transfer Partners
96,000	6.500%, 02/01/42	108,309
	Enterprise Products Operating LLC
125,000	5.700%, 02/15/42	145,604
505,000	5.100%, 02/15/45	551,978
1,074,000	4.250%, 02/15/48	1,052,937
	Halliburton
222,000	5.000%, 11/15/45	237,674

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	Marathon Petroleum
400,000	4.750%, 09/15/44	401,708
	MidAmerican Energy
435,000	4.250%, 07/15/49	464,234
	MPLX
1,269,000	4.700%, 04/15/48	1,223,632
	Noble Energy
100,000	5.250%, 11/15/43	105,082
836,000	5.050%, 11/15/44	863,531
	Phillips 66
100,000	5.875%, 05/01/42	119,845
	Phillips 66 Partners
600,000	4.680%, 02/15/45	586,827
	Shell International Finance BV
400,000	4.000%, 05/10/46	411,616
	Suncor Energy
883,000	6.500%, 06/15/38	1,124,265
	Sunoco Logistics Partners Operations
583,000	5.400%, 10/01/47	585,272
		9,382,101
	Financials – 11.4%
	Aflac
184,000	6.450%, 08/15/40	235,607
	American Express
184,000	8.150%, 03/19/38	273,518
	American International Group
279,000	4.375%, 01/15/55	258,808
168,000	3.900%, 04/01/26	169,963
	AXA Equitable Holdings
2,642,000	5.000%, 04/20/48	2,620,379
	Bank of America
824,000	6.000%, 10/15/36	1,030,243
	Bank of America MTN
1,241,000	5.000%, 01/21/44	1,407,907
196,000	4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/48	207,065
822,000	3.500%, 04/19/26	829,449
	Citigroup
230,000	4.650%, 07/30/45	246,387
1,003,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	1,038,150
917,000	3.200%, 10/21/26	897,991
	Goldman Sachs Group
2,417,000	3.500%, 11/16/26	2,382,953
	HSBC Holdings
855,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	905,202

Principal Amount ($)		Value $
	JPMorgan Chase
363,000	5.600%, 07/15/41	442,059
925,000	4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	948,831
	MetLife
474,000	6.400%, 12/15/36	524,538
289,000	5.875%, 02/06/41	361,284
	Morgan Stanley MTN
1,253,000	4.300%, 01/27/45	1,285,401
	Prudential Financial
1,101,000	5.700%, VAR ICE LIBOR USD 3 Month+2.665%, 09/15/48	1,140,493
453,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	443,940
251,000	3.935%, 12/07/49	245,478
	Unum Group
120,000	5.750%, 08/15/42	128,586
		18,024,232
	Healthcare – 1.8%
	AbbVie
727,000	4.700%, 05/14/45	696,368
	Aetna
44,000	3.875%, 08/15/47	37,403
	Anthem
925,000	4.625%, 05/15/42	933,034
	Bayer US Finance II (2)
309,000	4.700%, 07/15/64	264,431
	Halfmoon Parent (2)
674,000	4.900%, 12/15/48	680,236
	UnitedHealth Group
247,000	4.450%, 12/15/48	262,050
		2,873,522
	Industrials – 2.7%
	Burlington Northern Santa Fe
255,000	4.900%, 04/01/44	290,770
700,000	4.150%, 04/01/45	727,180
40,000	4.150%, 12/15/48	41,830
	General Electric Capital MTN
440,000	6.750%, 03/15/32	514,611
	Johnson Controls International
95,000	4.500%, 02/15/47	91,458
	Rockwell Collins
350,000	4.350%, 04/15/47	348,104
	Siemens Financieringsmaatschappij (2)
618,000	4.200%, 03/16/47	647,193
	Union Pacific
630,000	4.150%, 01/15/45	622,201

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	United Technologies
939,000	4.625%, 11/16/48	995,522
		4,278,869
	Information Technology – 1.8%
	Apple
35,000	4.250%, 02/09/47	36,926
62,000	3.850%, 08/04/46	61,465
	Microsoft
831,000	4.500%, 02/06/57	934,149
316,000	4.450%, 11/03/45	352,808
1,092,000	3.700%, 08/08/46	1,094,811
	Visa
248,000	4.300%, 12/14/45	270,534
		2,750,693
	Materials – 0.7%
	Barrick North America Finance LLC
389,000	5.700%, 05/30/41	442,136
	Dow Chemical
182,000	9.400%, 05/15/39	279,488
150,000	4.625%, 10/01/44	150,171
	International Paper
218,000	7.300%, 11/15/39	274,062
		1,145,857
	Telecommunication Services – 0.4%
	Walt Disney (2)
186,000	8.150%, 10/17/36	279,418
308,000	4.750%, 09/15/44	352,875
		632,293
	Utilities – 5.6%
	Commonwealth Edison
101,000	4.600%, 08/15/43	110,548
1,034,000	4.000%, 03/01/49	1,048,406
	Duke Energy Carolinas
273,000	3.875%, 03/15/46	271,744
170,000	3.700%, 12/01/47	164,153
	Duke Energy Indiana
138,000	6.120%, 10/15/35	175,440
	Duke Energy Ohio
1,011,000	4.300%, 02/01/49	1,071,617
	Duke Energy Progress
228,000	4.200%, 08/15/45	238,461
	Florida Power & Light
215,000	4.050%, 10/01/44	222,479
1,310,000	3.990%, 03/01/49	1,350,986
	PacifiCorp
937,000	4.150%, 02/15/50	973,827

Principal Amount ($)		Value $
	PPL Electric Utilities
98,000	3.950%, 06/01/47	99,075
	Public Service of Colorado
225,000	4.300%, 03/15/44	240,465
329,000	3.800%, 06/15/47	326,822
172,000	3.550%, 06/15/46	158,381
	Sempra Energy
643,000	6.000%, 10/15/39	762,512
199,000	4.000%, 02/01/48	183,106
	Southern
758,000	4.400%, 07/01/46	762,127
	Southwestern Public Service
640,000	4.400%, 11/15/48	683,167
		8,843,316
	TOTAL CORPORATE OBLIGATIONS
	(Cost $65,678,715)	68,167,988
	TAXABLE MUNICIPAL BOND – 0.6%
	California – 0.6%
	University of California RB, Series AD
909,000	4.858%, 05/15/2112
	(Cost $923,068)	993,937
	TOTAL INVESTMENTS IN SECURITIES – 98.8%
	(Cost $152,067,472)	156,644,630
	OTHER ASSETS LESS LIABILITIES – 1.2%	1,843,959
	NET ASSETS – 100%	$158,488,589

(1)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $4,697,383, representing 3.0% of the net assets of the Fund.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
RB — Revenue Bond
USD — United States Dollar
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (concluded)
April 30, 2019 (unaudited)

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:
Investments in Securities (1)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$87,482,705	$—	$87,482,705
Corporate Obligations	—	68,167,988	—	68,167,988
Taxable Municipal Bond	—	993,937	—	993,937
Total Investments in Securities	$—	$156,644,630	$—	$156,644,630

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Schroder Short Duration Bond Fund

Schedule of Investments
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS – 51.5%
	Communication Services – 5.5%
	AT&T
398,000	2.450%, 06/30/20	396,844
	Cisco Systems
152,000	2.973%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/19	152,223
	Comcast
93,000	3.450%, 10/01/21	94,711
	Discovery Communications LLC
57,000	2.200%, 09/20/19	56,843
	Verizon Communications
168,000	2.946%, 03/15/22	169,190
		869,811
	Consumer Discretionary – 2.5%
	Altria Group
151,000	4.750%, 05/05/21	156,609
	General Motors
154,000	3.501%, VAR ICE LIBOR USD 3 Month+0.900%, 09/10/21	153,652
	General Motors Financial
75,000	4.200%, 11/06/21	76,631
		386,892
	Consumer Staples – 6.3%
	Altria Group
80,000	3.490%, 02/14/22	81,045
	BAT Capital (1)
153,000	2.297%, 08/14/20	151,828
	Danone (1)
314,000	1.691%, 10/30/19	312,066
	Molson Coors Brewing
104,000	2.100%, 07/15/21	102,185
	Mondelez International Holdings Netherlands BV (1)
200,000	1.625%, 10/28/19	198,863
	Tyson Foods
150,000	2.650%, 08/15/19	150,062
		996,049
	Energy – 3.4%
	EOG Resources
105,000	5.625%, 06/01/19	105,219
	EQT
163,000	2.500%, 10/01/20	161,599
	Kinder Morgan
150,000	3.050%, 12/01/19	150,093
	MPLX
60,000	3.375%, 03/15/23	60,366

Principal Amount ($)		Value $
	Phillips 66 (1)
50,000	3.347%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20	50,011
		527,288
	Financials – 18.8%
	American Express
165,000	3.000%, 02/22/21	165,668
	American Express Credit MTN
40,000	2.200%, 03/03/20	39,831
	American International Group
91,000	3.300%, 03/01/21	91,650
	AXA Equitable Holdings (1)
238,000	3.900%, 04/20/23	244,601
	Bank of America MTN
162,000	2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/21	160,938
	Barclays Bank
200,000	2.650%, 01/11/21	199,127
	Branch Banking & Trust
250,000	2.100%, 01/15/20	248,975
	Capital One
250,000	2.400%, 09/05/19	249,648
	Capital One Financial
20,000	2.500%, 05/12/20	19,941
	Citigroup
368,000	2.650%, 10/26/20	367,472
	Goldman Sachs Group
202,000	3.200%, 02/23/23	202,126
124,000	2.750%, 09/15/20	124,017
	Prudential Financial MTN
75,000	2.350%, 08/15/19	74,921
	Regions Bank
250,000	2.750%, 04/01/21	249,755
	SunTrust Bank
169,000	2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/21	168,730
153,000	2.250%, 01/31/20	152,439
	UBS MTN (1)
200,000	2.200%, 06/08/20	198,812
		2,958,651
	Healthcare – 5.8%
	Allergan Funding SCS
150,000	3.000%, 03/12/20	150,020
	Bayer US Finance II LLC (1)
200,000	3.500%, 06/25/21	201,012
	Cardinal Health
150,000	1.948%, 06/14/19	149,849

The accompanying notes are an integral part of the financial statements.

Schroder Short Duration Bond Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	Gilead Sciences
172,000	1.850%, 09/20/19	171,438
	Halfmoon Parent (1)
79,000	3.400%, 09/17/21	79,818
	Humana
164,000	2.500%, 12/15/20	162,934
		915,071
	Industrials – 5.0%
	Equifax
65,000	3.600%, 08/15/21	65,923
	General Dynamics
115,000	3.077%, VAR ICE LIBOR USD 3 Month+0.380%, 05/11/21	115,285
	Northrop Grumman
155,000	2.080%, 10/15/20	153,674
	Rockwell Collins
42,000	1.950%, 07/15/19	41,929
	Siemens Financieringsmaatschappij (1)
250,000	2.200%, 03/16/20	249,033
	United Technologies
155,000	3.650%, 08/16/23	158,875
		784,719
	Information Technology – 3.0%
	Hewlett Packard Enterprise (1)
107,000	2.100%, 10/04/19	106,675
	Microsoft
372,000	2.000%, 11/03/20	369,525
		476,200
	Materials – 0.6%
	DowDuPont
87,000	3.766%, 11/15/20	88,383

	Real Estate – 0.5%
	Crown Castle International REIT
45,000	3.400%, 02/15/21	45,345
	Digital Realty Trust REIT
32,000	2.750%, 02/01/23	31,403
		76,748
	Utilities – 0.1%
	Dominion Energy
20,000	1.600%, 08/15/19	19,932

	TOTAL CORPORATE OBLIGATIONS
	(Cost $8,093,960)	8,099,744

Principal Amount ($)		Value $
	U.S. TREASURY OBLIGATIONS – 21.8%
	United States Treasury Bill (2)
100,000	2.409%, 06/20/19	99,669
	United States Treasury Notes
70,000	2.875%, 10/15/21	71,028
1,531,000	2.500%, 01/31/21	1,535,426
585,000	2.500%, 01/31/24	590,462
195,000	2.500%, 01/15/22	196,249
327,000	2.375%, 03/15/22	328,341
561,000	2.375%, 02/29/24	563,564
39,000	2.250%, 04/15/22	39,006
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $3,415,536)	3,423,745

	ASSET-BACKED SECURITIES – 10.0%
	BlueMountain CLO, Series 2017-2A, Class A1R (1)
250,000	3.772%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/30	249,086
	Cedar Funding VIII CLO, Series 2017-8A, Class A1 (1)
250,000	3.838%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/30	249,873
	Galaxy XXI CLO, Series 2018-21A, Class AR (1)
250,000	3.612%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31	246,440
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1)
93,315	3.527%, VAR ICE LIBOR USD 1 Month+1.050%, 08/27/35	93,786
	Sound Point CLO II, Series 2018-1A, Class A1R (1)
250,000	3.656%, VAR ICE LIBOR USD 3 Month+1.070%, 01/26/31	246,895
	Towd Point Mortgage Trust, Series 2016-4, Class A1 (1) (3)
53,379	2.250%, 07/25/56	52,422
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
69,618	2.750%, 07/25/57	68,679
	Towd Point Mortgage Trust, Series 2017-6, Class A1 (1) (3)
122,193	2.750%, 10/25/57	121,139

The accompanying notes are an integral part of the financial statements.

Schroder Short Duration Bond Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	Voya CLO, Series 2017-3A, Class A1A (1)
250,000	3.822%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	249,766
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,594,982)	1,578,086

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 9.7%
	Federal Home Loan Mortgage Corporation – 2.0%
	FHLMC
302,716	4.000%, 01/01/49	311,336

	Federal National Mortgage Association – 5.7%
	FNMA
281,232	4.500%, 01/01/49	292,686
294,992	4.000%, 08/01/48	303,406
298,781	4.000%, 11/01/48	307,120
		903,212
	Government National Mortgage Association – 2.0%
	GNMA
299,047	4.000%, 10/20/48	308,065
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $1,510,485)	1,522,613

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (3)
114,283	3.500%, 10/25/47	114,180
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (3)
163,832	3.500%, 10/25/45	164,650
	JPMorgan Mortgage Trust, Series 2017-1, Class A5 (1) (3)
88,149	3.500%, 01/25/47	88,301
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (3)
152,817	3.500%, 11/25/48	153,541
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $527,148)	520,672

Principal Amount ($)		Value $
	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 1.0%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
81,717	3.373%, VAR LIBOR USD 1 Month+0.900%, 11/15/35	81,691
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
81,717	3.573%, VAR LIBOR USD 1 Month+1.100%, 11/15/35	81,742
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $163,433)	163,433
	TAXABLE MUNICIPAL BONDS – 0.6%
	Kentucky – 0.6%
	State Higher Education Student Loan RB, Series 1A
35,000	3.358%, 06/01/20	35,248
55,000	3.132%, 06/01/19	55,018
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $90,000)	90,266
	TOTAL INVESTMENTS IN SECURITIES – 97.9%
	(Cost $15,395,544)	15,398,559
	OTHER ASSETS LESS LIABILITIES – 2.1%	330,748
	NET ASSETS – 100%	$15,729,307

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $4,054,910, representing 25.8% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

Schroder Short Duration Bond Fund

Schedule of Investments (concluded)
April 30, 2019 (unaudited)

The open futures contracts held by the Fund at April 30, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	14	Jul-2019	$2,971,523	$2,982,109	$10,586
U.S. 5-Year Treasury Note	(8)	Jul-2019	(918,299)	(925,125)	(6,826)
			$2,053,224	$2,056,984	$3,760

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$8,099,744	$—	$8,099,744
U.S. Treasury Obligations	—	3,423,745	—	3,423,745
Asset-Backed Securities	—	1,578,086	—	1,578,086
U.S. Government Mortgage-Backed Obligations	—	1,522,613	—	1,522,613
Collateralized Mortgage Obligations	—	520,672	—	520,672
Commercial Mortgage-Backed Obligations	—	163,433	—	163,433
Taxable Municipal Bonds	—	90,266	—	90,266
Total Investments in Securities	$—	$15,398,559	$—	$15,398,559

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$10,586	$—	$—	$10,586
Futures — Unrealized Depreciation	(6,826)	—	—	(6,826)
Total Other Financial Instruments	$3,760	$—	$—	$3,760

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS – 32.6%
	Communication Services – 2.0%
	AT&T
200,000	3.400%, 05/15/25	200,904
	Comcast
179,000	3.950%, 10/15/25	187,518
	Verizon Communications
150,000	3.784%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	151,211
	Vodafone Group
260,000	3.591%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	258,546
		798,179
	Consumer Discretionary – 2.0%
	General Motors Financial
315,000	3.700%, 11/24/20	318,105
300,000	3.250%, 01/05/23	297,085
	L Brands
205,000	6.875%, 11/01/35	181,938
		797,128
	Consumer Staples – 3.8%
	Altria Group
293,000	4.800%, 02/14/29	304,459
98,000	4.400%, 02/14/26	101,224
	Anheuser-Busch InBev Worldwide
203,000	4.150%, 01/23/25	212,003
	BAT Capital
200,000	3.222%, 08/15/24	195,724
317,000	2.764%, 08/15/22	312,504
	Boston Scientific
116,000	3.450%, 03/01/24	118,079
	CVS Health
295,000	4.300%, 03/25/28	298,267
		1,542,260
	Energy – 2.1%
	Enterprise Products Operating LLC
156,000	5.375%, VAR ICE LIBOR USD 3 Month+2.570%, 02/15/78	144,935
	Noble Energy
200,000	4.150%, 12/15/21	204,883
	Petroleos Mexicanos
303,000	6.500%, 03/13/27	306,909
	Williams Partners
200,000	4.300%, 03/04/24	208,411
		865,138
	Financials – 16.0%
	AIB Group MTN (1)
400,000	4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/25	404,088

Principal Amount ($)		Value $
	American Express
34,000	8.125%, 05/20/19	34,091
	AXA Equitable Holdings
320,000	4.350%, 04/20/28	327,620
	Bank of Ireland Group (1)
265,000	4.500%, 11/25/23	271,434
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	208,376
	Barclays Bank (1)
650,000	10.179%, 06/12/21	735,085
	BPCE MTN (1)
285,000	2.750%, 01/11/23	282,065
	Capital One Financial
175,000	2.500%, 05/12/20	174,484
	Citigroup
335,000	4.300%, 11/20/26	345,135
295,000	3.200%, 10/21/26	288,885
	Credit Agricole MTN (1)
280,000	3.601%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	279,171
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	247,861
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	261,835
	Fifth Third Bancorp
144,000	3.650%, 01/25/24	148,053
	Goldman Sachs Group
65,000	2.875%, 02/25/21	65,026
	HSBC Bank USA
350,000	4.875%, 08/24/20	359,162
	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	360,073
195,000	2.700%, 05/18/23	193,187
	Moody’s
136,000	5.500%, 09/01/20	140,872
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	201,954
300,000	3.750%, 02/25/23	308,072
	Prudential Financial
259,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	253,820
	Prudential Financial MTN
37,000	7.375%, 06/15/19	37,194
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	347,725
The accompanying notes are an integral part of the financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	Wells Fargo
215,000	3.069%, 01/24/23	215,411
		6,490,679
	Healthcare – 1.4%
	Bayer US Finance II LLC (1)
225,000	3.875%, 12/15/23	226,927
	Cardinal Health
130,000	3.079%, 06/15/24	127,503
	Shire Acquisitions Investments Ireland DAC
195,000	2.400%, 09/23/21	192,690
		547,120
	Industrials – 1.0%
	Fly Leasing
230,000	6.375%, 10/15/21	233,450
	General Electric MTN
65,000	3.100%, 01/09/23	64,879
	United Technologies
100,000	3.950%, 08/16/25	104,479
		402,808
	Information Technology – 2.2%
	Apple
315,000	3.000%, 06/20/27	312,746
	Dell International LLC (1)
352,000	4.900%, 10/01/26	360,545
	Hewlett Packard Enterprise (1)
235,000	2.100%, 10/04/19	234,286
		907,577
	Materials – 0.6%
	DowDuPont
232,000	3.766%, 11/15/20	235,688

	Real Estate – 1.1%
	American Tower REIT
300,000	2.800%, 06/01/20	300,004
	Crown Castle International REIT
135,000	3.200%, 09/01/24	134,454
		434,458
	Utilities – 0.4%
	Mexico Generadora de Energia (1)
172,140	5.500%, 12/06/32	176,658
	TOTAL CORPORATE OBLIGATIONS
	(Cost $13,077,183)	13,197,693

Principal Amount ($)		Value $
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 23.7%
	Federal Home Loan Mortgage Corporation – 8.1%
	FHLMC
752,826	4.500%, 08/01/48	785,302
481,541	4.500%, 09/01/48	502,707
578,340	4.500%, 12/01/48	603,112
783,971	4.000%, 11/01/48	806,592
427,738	3.500%, 05/01/46	432,828
	FHLMC Gold
35,834	4.500%, 10/01/24	36,584
128,789	3.000%, 01/01/43	127,952
		3,295,077

	Federal National Mortgage Association – 10.5%
	FNMA
32,882	5.000%, 10/01/29	34,820
490,260	4.500%, 08/01/48	512,239
746,046	4.500%, 10/01/48	779,455
1,044,408	4.500%, 11/01/48	1,087,534
732,674	4.000%, 12/01/47	755,522
539,390	3.500%, 11/01/47	544,555
108,816	3.246%, VAR ICE LIBOR USD 12 Month+1.757%, 06/01/42	110,395
79,718	3.000%, 05/01/43	79,192
242,621	3.000%, 06/01/43	241,018
98,023	3.000%, 07/01/43	97,375
		4,242,105

	Government National Mortgage Association – 5.1%
	GNMA
546,273	5.000%, 10/20/48	571,286
508,565	4.500%, 10/20/48	528,881
622,277	3.500%, 04/20/43	634,418
219,947	2.599%, 04/16/54 (2)	220,554
	GNMA IO
1,871,347	0.822%, 12/16/51 (2)	86,441
		2,041,580
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $9,522,621)	9,578,762

The accompanying notes are an integral part of the financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	U.S. TREASURY OBLIGATIONS – 19.6%
	United States Treasury Bonds
808,000	4.375%, 05/15/40	1,010,031
167,000	3.125%, 05/15/48	173,002
188,000	3.000%, 02/15/47	190,695
200,000	3.000%, 05/15/47	202,586
355,000	3.000%, 08/15/48	358,980
165,000	2.875%, 05/15/43	164,136
20,000	2.875%, 11/15/46	19,791
90,000	2.750%, 08/15/47	86,671
260,000	2.750%, 11/15/47	250,311
	United States Treasury Inflation Indexed Bonds
963,406	0.750%, 07/15/28	983,581
	United States Treasury Notes
1,922,000	3.125%, 11/15/28	2,022,755
314,000	2.875%, 11/30/25	323,346
33,200	2.875%, 05/15/28	34,231
50,300	2.875%, 08/15/28	51,874
122,000	2.750%, 11/30/20	122,815
100	2.750%, 08/31/25	102
88,000	2.750%, 02/15/28	89,867
119,000	2.625%, 07/31/20	119,381
835,000	2.625%, 02/15/29	843,513
339,000	2.500%, 12/31/20	340,046
399,000	2.500%, 02/28/26	401,727
56,300	2.250%, 03/31/26	55,788
98,000	2.125%, 03/31/24	97,273
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $7,759,641)	7,942,502
	ASSET-BACKED SECURITIES – 11.5%
	CAL Funding III, Series 2017-1A, Class A (1)
337,283	3.620%, 06/25/42	337,934
	Cedar Funding VI CLO, Series 2018-6A, Class AR (1)
645,000	3.682%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/28	642,830
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,961
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	3.807%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	499,969

Principal Amount ($)		Value $
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	3.742%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	602,813
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	3.782%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	798,165
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	3.782%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	598,348
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	3.912%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	250,186
	Springleaf Funding Trust, Series 2015-AA, Class A (1)
49,045	3.160%, 11/15/24	49,050
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
81,890	3.720%, 05/20/42	81,786
	Textainer Marine Containers V, Series 2017-2A, Class A (1)
191,211	3.520%, 06/20/42	188,870
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (2)
46,129	3.500%, 04/25/55	46,348
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (2)
144,114	2.750%, 04/25/57	142,384
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
279,864	2.750%, 07/25/57	276,091
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (2)
144,170	2.750%, 06/25/57	142,115
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,706,648)	4,675,850
	COLLATERALIZED MORTGAGE OBLIGATIONS – 7.8%
	Cloverleaf Cold Storage Trust, Series 2019-CHL2, Class D (1)
245,000	4.173%, VAR LIBOR USD 1 Month+1.700%, 03/15/36	245,611
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
713,142	3.500%, 10/25/47	712,501

The accompanying notes are an integral part of the financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

Principal Amount ($)		Value $
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
85,326	2.887%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	84,269
	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	2.977%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	126,296
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (2)
88,590	3.500%, 05/25/45	89,032
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (2)
479,889	3.500%, 10/25/46	481,707
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (2)
99,900	3.500%, 01/25/47	100,073
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (2)
442,632	3.500%, 08/25/47	444,044
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
393,405	3.500%, 11/25/48	395,269
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (2)
208,369	3.500%, 05/25/45	209,404
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (2)
258,919	3.500%, 07/25/45	260,224
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,182,304)	3,148,430
	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 1.9%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
204,292	3.373%, VAR LIBOR USD 1 Month+0.900%, 11/15/35	204,228
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
122,575	3.573%, VAR LIBOR USD 1 Month+1.100%, 11/15/35	122,613
	Cold Storage Trust, Series 2017-ICE3, Class D (1)
240,000	4.573%, VAR LIBOR USD 1 Month+2.100%, 04/15/36	240,069

Principal Amount ($)		Value $
	One Market Plaza Trust, Series 2017-1MKT, Class E (1)
195,000	4.142%, 02/10/32	195,717
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $758,570)	762,627
	TAXABLE MUNICIPAL BONDS – 1.3%
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	111,235
	Ohio – 0.1%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	65,704
	Pennsylvania – 0.9%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	362,642
	TAXABLE MUNICIPAL BONDS
	(Cost $519,223)	539,581
	SOVEREIGN GOVERNMENTS – 0.7%
	Argentine Republic Government International Bond
124,000	5.875%, 01/11/28	85,746
	Turkey Government International Bond
200,000	5.750%, 03/22/24	187,120
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $297,183)	272,866
	TOTAL INVESTMENTS IN SECURITIES – 99.1%
	(Cost $39,823,373)	40,118,311
	OTHER ASSETS LESS LIABILITIES – 0.9%	348,142
	NET ASSETS – 100%	$40,466,453

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $12,045,712, representing 29.8% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2019 (unaudited)

The open futures contracts held by the Fund at April 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	14	Jul-2019	$2,971,523	$2,982,109	$10,586
U.S. 5-Year Treasury Note	4	Jul-2019	458,476	462,563	4,087
U.S. 10-Year Treasury Note	1	Jun-2019	122,877	123,672	795
U.S. Long Treasury Bond	9	Jun-2019	1,312,013	1,327,219	15,206
U.S. Ultra Long Treasury Bond	6	Jun-2019	966,485	985,687	19,202
			$5,831,374	$5,881,250	$49,876

A list of the open centrally cleared swap agreements held by the Fund at April 30, 2019 is as follows:

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ (Receipts)	Net Unrealized Depreciation
CDX High Yield S31	Buy	5.00%	Quarterly	12/20/2023	$735,000	$(59,031)	$(34,687)	$(24,344)

CDX — Credit Derivatives Index
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
NATL — National Public Finance Guarantee Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments (concluded)
April 30, 2019 (unaudited)

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$13,197,693	$—	$13,197,693
U.S. Government Mortgage-Backed Obligations	—	9,578,762	—	9,578,762
U.S. Treasury Obligations	—	7,942,502	—	7,942,502
Asset-Backed Securities	—	4,675,850	—	4,675,850
Collateralized Mortgage Obligations	—	3,148,430	—	3,148,430
Commercial Mortgage-Backed Obligations	—	762,627	—	762,627
Taxable Municipal Bonds	—	539,581	—	539,581
Sovereign Governments	—	272,866	—	272,866
Total Investments in Securities	$—	$40,118,311	$—	$40,118,311

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$49,876	$—	$—	$49,876
Credit Default Swaps — Unrealized Depreciation	—	(24,344)	—	(24,344)
Total Other Financial Instruments	$49,876	$(24,344)	$—	$25,532

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

[This Page Intentionally Left Blank]

Schroder Mutual Funds

Statements of Assets and Liabilities
April 30, 2019 (unaudited)

	North American Equity Fund	Emerging Markets Small Cap Fund	Core Bond Fund	Long Duration Investment-Grade Bond Fund	Short Duration Bond Fund	Total Return Fixed Income Fund
ASSETS
Investments in securities, at value — Note 2	$965,126,042	$2,107,585	$50,378,473	$156,644,630	$15,398,559	$40,118,311
Cash	51,598,587	105,818	506,925	815,912	314,511	588,283
Foreign currency	6,287	14,629	—	—	2,380	—
Receivable for securities sold	6,912,665	19,919	—	678,502	—	26,460
Tax reclaims receivable	15,049	22	—	—	—	—
Receivable for Fund shares sold	6,588	—	—	1,724	1,893	4,432
Due from Investment Advisor — Note 3	—	19,371	7,882	—	19,174	12,778
Unrealized appreciation on spot currency contracts	—	37	—	—	—	—
Initial margin for centrally cleared swap contracts	—	—	—	—	—	23,224
Initial margin for futures contracts	2,189,880	—	—	—	4,151	60,874
Variation margin receivable for centrally cleared swap contracts	—	—	—	—	—	260
Dividend and Interest receivable	921,389	6,966	340,919	1,635,732	75,611	272,630
Variation margin receivable for futures contracts	88,480	—	—	—	1,422	10,906
Prepaid expenses	18,246	6,966	13,834	10,889	7,471	11,812
TOTAL ASSETS	1,026,883,213	2,281,313	51,248,033	159,787,389	15,825,172	41,129,970
LIABILITIES
Payable for securities purchased	10,685,040	49,340	29,879	1,216,462	39,008	544,034
Variation margin payable for futures contracts	—	—	—	—	1,250	—
Income distributions payable	—	—	—	—	—	21,231
Accrued foreign capital gains tax	—	129	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	16,708	—	—	—	—	—
Payable for Fund shares redeemed	—	—	—	7,021	—	6,360
Investment Advisory fees payable — Note 3	208,414	—	—	9,083	—	—
Sub-administration fees payable — Note 3	41,684	10,274	10,274	12,971	10,274	10,274
Legal fees payable	17,265	2,958	3,589	4,666	3,153	3,345
Audit fees payable	13,881	20,994	18,828	15,558	16,516	15,558
Trustees’ fees payable — Note 6	10,102	1,722	2,071	2,690	1,832	2,043
Shareholder Servicing Fees, Investor Class — Note 3	—	—	—	9,664	—	28,890
Accrued expenses and other liabilities	59,653	30,020	34,805	20,685	23,832	31,782
TOTAL LIABILITIES	11,052,747	115,437	99,446	1,298,800	95,865	663,517
NET ASSETS	$1,015,830,466	$2,165,876	$51,148,587	$158,488,589	$15,729,307	$40,466,453
Cost of securities	$607,614,888	$1,745,161	$49,562,165	$152,067,472	$15,395,544	$39,823,373
Cost of foreign currency	$6,287	$14,520	$—	$—	$2,400	$—

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Statements of Assets and Liabilities
April 30, 2019 (unaudited)

	North American Equity Fund		Emerging Markets Small Cap Fund	Core Bond Fund	Long Duration Investment-Grade Bond Fund		Short Duration Bond Fund	Total Return Fixed Income Fund
NET ASSETS
Capital paid-in		$637,746,182	$1,800,430	$50,219,759		$156,218,922	$15,834,458		$45,053,105
Total distributable earnings (loss)		378,084,284	365,446	928,828		2,269,667	(105,151)		(4,586,652)
NET ASSETS		$1,015,830,466	$2,165,876	$51,148,587		$158,488,589	$15,729,307		$40,466,453
Net Assets:
R6	$	N/A	$2,139,149	$51,148,587	$	N/A	$15,624,642	$	N/A
Investor		1,015,830,466	26,727	N/A		158,488,589	104,665		40,466,453
Total shares outstanding end of period:
R6		N/A	202,828	5,096,326		N/A	1,573,554		N/A
Investor		60,035,294	2,535	N/A		18,212,709	10,538		4,176,007
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)
R6	$	N/A	$10.55	$10.04	$	N/A	$9.93	$	N/A
Investor		16.92	10.54	N/A		8.70	9.93		9.69

N/A — R6 or Investor Shares currently not offered.

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Statements of Operations
For the Six Months Ended April 30, 2019 (unaudited)

	North American Equity Fund	Emerging Markets Small Cap Fund
INVESTMENT INCOME
Dividend income	$12,409,534	$27,566
Interest income	7,736	—
Foreign taxes withheld	(20,426)	(2,386)
TOTAL INCOME	12,396,844	25,180
EXPENSES
Investment Advisory fees — Note 3	1,195,289	11,447
Sub-administration fees — Note 3	239,065	61,987
Trustees fees and expenses — Note 6	15,613	2,694
Shareholder Service fees, Investor Shares — Note 3	—	—
Transfer agent fees	33,001	26,979
Legal fees	26,046	4,482
Custodian fees	21,338	9,955
Audit fees	16,200	15,413
Registration fees	13,994	11,354
Pricing fees	11,149	3,266
Printing	7,740	1,829
Insurance	2,110	6
Offering costs	—	—
Other	22,927	4,767
TOTAL EXPENSES	1,604,472	154,179
Expenses waived by Investment Advisor — Note 3	—	(11,447)
Reimbursement from Investment Advisor	—	(128,821)
Custody Offset — Note 2	(12,850)	(477)
NET EXPENSES	1,591,622	13,434
NET INVESTMENT INCOME (LOSS)	10,805,222	11,746
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS AND TRANSLATIONS
Net realized gain (loss) on investments sold	14,989,897	11,150
Net realized gain (loss) on futures	303,596	—
Net realized gain (loss) on forward foreign currency contracts	593,669	—
Net realized loss on swap contracts	—	—
Net realized loss on foreign currency transactions	(208)	(25)
Net realized gain (loss) on investments, futures, swap contracts, forward foreign currency contracts and foreign currency transactions	15,886,954	11,125
Change in unrealized appreciation on investments	55,115,979	294,511
Change in unrealized appreciation on futures	3,210,317	—
Change in unrealized depreciation on forward foreign currency contracts	(315,305)	—
Change in unrealized depreciation on swap contracts	—	—
Change in accrued foreign capital gains tax on appreciated securities	—	(7)
Change in unrealized appreciation on foreign currency translations	10	171
Net change in unrealized appreciation (depreciation) on investments, futures, swap contracts, accrued foreign capital gains tax on appreciated securities, forward foreign currency contracts and foreign currency transactions and translations	58,011,001	294,675
NET REALIZED AND UNREALIZED GAIN	73,897,955	305,800
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,703,177	$317,546

The accompanying notes are an integral part of the financial statements.

Core Bond Fund	Long Duration Investment-Grade Bond Fund	Short Duration Bond Fund	Total Return Fixed Income Fund

$—	$—	$—	$—
837,292	2,289,128	227,037	714,631
—	—	—	—
837,292	2,289,128	227,037	714,631

61,083	155,327	19,338	49,817
61,987	66,346	61,987	61,987
3,313	4,294	2,876	3,211
—	31,066	—	15,942
16,375	17,538	27,232	16,084
5,498	7,105	4,784	5,465
5,297	4,379	2,293	7,751
13,819	15,206	16,635	15,206
8,938	13,397	11,720	11,639
6,197	6,506	8,590	12,911
4,100	2,773	1,925	4,336
576	2,060	290	860
7,105	—	—	—
5,451	6,596	5,021	5,355
199,739	332,593	162,691	210,564
(61,083)	(132,051)	(19,338)	(49,817)
(58,950)	—	(118,356)	(80,527)
(1,517)	(1,713)	(245)	(511)
78,189	198,829	24,752	79,709
759,103	2,090,299	202,285	634,922

187,266	(1,069,729)	10,481	(170,170)
—	—	1,513	(10,547)
—	—	—	(66,075)
—	—	—	(3,798)
—	—	(469)	(52,064)

187,266	(1,069,729)	11,525	(302,654)
1,741,265	11,381,276	186,313	1,450,421
—	—	14,988	190,788
—	—	—	57,333
—	—	—	(24,344)
—	—	—	—
—	—	467	930

1,741,265	11,381,276	201,768	1,675,128
1,928,531	10,311,547	213,293	1,372,474
$2,687,634	$12,401,846	$415,578	$2,007,396

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Statements of Changes in Net Assets

	North American Equity Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income	$10,805,222	$17,912,969
Net realized gain (loss) on investments, futures, forward foreign currency contracts and foreign currency transactions	15,886,954	78,571,516
Net change in unrealized appreciation (depreciation) on investments, futures, accrued foreign capital gains tax on appreciated securities, forward foreign currency contracts and foreign currency translations	58,011,001	(16,296,035)
Net increase (decrease) in net assets resulting from operations	84,703,177	80,188,450

Distributions:
R6 Shares	N/A	N/A
Investor Shares	(96,458,052)	(57,564,390)
Total Distributions	(96,458,052)	(57,564,390)

Share Transactions(1):
R6 Shares:
Sales of shares	N/A	N/A
Reinvestment of distributions	N/A	N/A
Issued in connection with in-kind transfer – Note 8	N/A	N/A
Redemption of shares	N/A	N/A
Total increase from R6 Share transactions	N/A	N/A
Investor Shares:
Sales of shares	297,324	10,319,755
Reinvestment of distributions	90,266,033	57,353,134
Redemption of shares	(24,555,667)	(150,187,356)
Total increase (decrease) from Investor Share transactions	66,007,690	(82,514,467)
Net increase (decrease) in net assets from share transactions	66,007,690	(82,514,467)
Total increase (decrease) in net assets	54,252,815	(59,890,407)
Net Assets
Beginning of period	961,577,651	1,021,468,058
End of period	$1,015,830,466	$961,577,651

N/A — R6 Shares currently not offered.
(1)	For share transactions, see Note 12 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Emerging Markets Small Cap Fund		Core Bond Fund
Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018(a)

$11,746	$20,999	$759,103	$578,023
11,125	92,715	187,266	(79,375)
294,675	(478,124)	1,741,265	(924,957)
317,546	(364,410)	2,687,634	(426,309)

(110,099)	(355,583)	(759,441)	(573,056)
(1,376)	(4,444)	—	—
(111,475)	(360,027)	(759,441)	(573,056)

—	—	21,164,419	10,200,100
110,098	355,583	634,530	441,432
—	—	—	29,918,724
—	—	(10,639,446)	(1,500,000)
110,098	355,583	11,159,503	39,060,256

—	—	N/A	N/A
1,376	4,444	N/A	N/A
—	—	N/A	N/A
1,376	4,444	N/A	N/A
111,474	360,027	11,159,503	39,060,256
317,545	(364,410)	13,087,696	38,060,891

1,848,331	2,212,741	38,060,891	—
$2,165,876	$1,848,331	$51,148,587	$38,060,891

(a)	Fund commenced operations on January 31, 2018.

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Statements of Changes in Net Assets

	Long Duration Investment-Grade Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income	$2,090,299	$2,896,792
Net realized gain (loss) on investments, futures, swap contracts, forward foreign currency contracts and foreign currency transactions	(1,069,729)	(616,762)
Net change in unrealized appreciation (depreciation) on investments, futures, swap contracts, forward foreign currency contracts and foreign currency transactions and translations	11,381,276	(8,673,405)
Net increase (decrease) in net assets resulting from operations	12,401,846	(6,393,375)

Distributions:
R6 Shares	N/A	N/A
Investor Shares	(2,053,764)	(2,902,410)
Return of Capital:
Investor Shares	—	—
Total distributions	(2,053,764)	(2,902,410)

Share Transactions(1):
R6 Shares:
Sales of shares	N/A	N/A
Reinvestment of distributions	N/A	N/A
Redemption of shares	N/A	N/A
Total increase (decrease) from R6 Share transactions	N/A	N/A
Investor Shares:
Sales of shares	49,553,683	9,491,846
Reinvestment of distributions	2,040,049	2,860,558
Issued in connection with in-kind transfer – Note 8	—	28,072,294
Redemption of shares	(2,677,730)	(8,630,569)
Total increase (decrease) from Investor Share transactions	48,916,002	31,794,129
Net increase (decrease) in net assets from share transactions	48,916,002	31,794,129
Total increase (decrease) in net assets	59,264,084	22,498,344
Net Assets
Beginning of period	99,224,505	76,726,161
End of period	$158,488,589	$99,224,505

N/A — R6 Shares currently not offered.
(1)	For share transactions, see Note 12 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Short Duration Bond Fund		Total Return Fixed Income Fund
Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

$202,285	$338,373	$634,922	$1,816,857
11,525	(94,709)	(302,654)	(2,039,674)
201,768	(224,767)	1,675,128	(1,384,012)
415,578	18,897	2,007,396	(1,606,829)

(197,191)	(340,977)	N/A	N/A
(1,315)	(2,208)	(655,888)	(1,417,244)
—	—	—	(379,779)
(198,506)	(343,185)	(655,888)	(1,797,023)

269,586	608,395	N/A	N/A
197,191	340,977	N/A	N/A
(337,447)	(1,537,282)	N/A	N/A
129,330	(587,910)	N/A	N/A

—	—	1,715,273	7,131,963
1,315	2,556	527,827	1,537,205
—	—	—	—
—	—	(4,099,694)	(31,492,963)
1,315	2,556	(1,856,594)	(22,823,795)
130,645	(585,354)	(1,856,594)	(22,823,795)
347,717	(909,642)	(505,086)	(26,227,647)

15,381,590	16,291,232	40,971,539	67,199,186
$15,729,307	$15,381,590	$40,466,453	$40,971,539

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Financial Highlights
For the Period Ended April 30, (unaudited) and the Years or Period Ended October 31,
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain	Total Distributions
North American Equity Fund
Investor Shares
2019*	$17.31	$0.15		$1.16	$1.31	$(0.33)	$(1.37)	$(1.70)
2018	17.02	0.32		0.93	1.25	(0.28)	(0.68)	(0.96)
2017	14.79	0.30		2.83	3.13	(0.30)	(0.60)	(0.90)
2016	15.14	0.27		0.31	0.58	(0.33)	(0.60)	(0.93)
2015	15.42	0.34		0.21	0.55	(0.29)	(0.54)	(0.83)
2014	13.57	0.27		1.83	2.10	(0.25)	—	(0.25)
Emerging Markets Small Cap Fund
R6 Shares
2019*	$9.56	$0.06	(1)	$1.50	$1.56	$(0.22)	$(0.35)	$(0.57)
2018	13.65	0.11	(1)	(1.98)	(1.87)	—	(2.22)	(2.22)
2017	12.07	—	(1)(2)	2.07	2.07	(0.09)	(0.40)	(0.49)
2016	10.52	0.11	(1)	1.44	1.55	—	—	—
2015(b)	10.00	(0.01	)(1)	0.53	0.52	—	—	—
Investor Shares
2019*	$9.55	$0.06	(1)	$1.50	$1.56	$(0.22)	$(0.35)	$(0.57)
2018	13.65	0.11	(1)	(1.99)	(1.88)	—	(2.22)	(2.22)
2017	12.06	0.10	(1)	1.98	2.08	(0.09)	(0.40)	(0.49)
2016	10.52	0.10	(1)	1.44	1.54	—	—	—
2015(b)	10.00	(0.01	)(1)	0.53	0.52	—	—	—
Core Bond Fund
R6 Shares
2019*	$9.67	$0.15	(1)	$0.37	$0.52	$(0.15)	$—	$(0.15)
2018(c)	10.00	0.20	(1)	(0.34)	(0.14)	(0.19)	—	(0.19)

*	For the six months ended April 30, 2019 (unaudited). All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(1)	Per share net investment income (loss) calculated using average shares.
(2)	Amount was less than $0.01 per share.
(3)	Ratios reflect the impact of low level of average net assets. Under normal asset levels, ratios would have been 1.45% and 1.60%.
(a)
Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.

(b)	Commenced operations on August 26, 2015. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(c)	Commenced operations on January 31, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income (Loss) to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$16.92	8.85%	$1,015,830	0.33%	0.33%	2.26%	22%
17.31	7.50	961,578	0.33	0.33	1.69	46
17.02	21.96	1,021,468	0.33	0.33	1.83	46
14.79	4.20	889,400	0.32	0.32	2.03	70
15.14	3.77	759,878	0.32	0.32	1.91	57
15.42	15.75	805,906	0.31	0.31	1.80	48

$10.55	17.16%	$2,139	1.35%	15.46%	1.18%	12%
9.56	(16.44)	1,826	1.35	14.21	0.95	38
13.65	18.09	2,185	1.48 (3)	4.80	0.04	42
12.07	14.73	15,761	1.50	3.01	0.98	41
10.52	5.20	12,103	1.50	6.52	(0.57)	5

$10.54	17.17%	$27	1.35%	15.47%	1.18%	12%
9.55	(16.53)	23	1.35	14.21	0.95	38
13.65	18.12	27	1.46 (3)	10.31	0.82	42
12.06	14.64	24	1.60	3.10	0.91	41
10.52	5.20	21	1.65	6.67	(0.72)	5

$10.04	5.40%	$51,149	0.32%	0.82%	3.11%	85%
9.67	(1.38)	38,061	0.32	1.48	2.74	48

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Financial Highlights
For the Period Ended April 30, (unaudited) and the Years or Period Ended October 31,
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain	Return of Capital
Long Duration Investment-Grade Bond Fund
Investor Shares
2019*	$8.02	$0.14	(1)	$0.68	$0.82	$(0.14)	$—	$—
2018	8.88	0.28	(1)	(0.86)	(0.58)	(0.28)	—	—
2017	9.31	0.28	(1)	(0.14)	0.14	(0.28)	(0.29)	—
2016	8.99	0.32	(1)	0.53	0.85	(0.34)	(0.19)	—
2015	10.53	0.36	(1)	(0.24)	0.12	(0.36)	(1.30)	—
2014	9.96	0.44	(1)	1.00	1.44	(0.45)	(0.42)	—
Short Duration Bond Fund
R6 Shares
2019*	$9.79	$0.13	(1)	$0.14	$0.27	$(0.13)	$—	$—
2018	9.99	0.21	(1)	(0.20)	0.01	(0.21)	—	—
2017	10.07	0.15	(1)	(0.08)	0.07	(0.15)	— (2)	—
2016	10.01	0.13	(1)	0.06	0.19	(0.13)	— (2)	—
2015(b)	10.00	0.02	(1)	—	0.02	(0.01)	—	—
Investor Shares
2019*	$9.80	$0.13	(1)	$0.13	$0.26	$(0.13)	$—	$—
2018	9.99	0.21	(1)	(0.19)	0.02	(0.21)	—	—
2017	10.07	0.14	(1)	(0.07)	0.07	(0.15)	— (2)	—
2016	10.01	0.12	(1)	0.06	0.18	(0.12)	— (2)	—
2015(b)	10.00	0.01	(1)	0.01	0.02	(0.01)	—	—
Total Return Fixed Income Fund
Investor Shares
2019*	$9.37	$0.19		$0.29	$0.48	$(0.16)	$—	$—
2018	9.91	0.33		(0.56)	(0.23)	(0.24)	—	(0.07)
2017	10.03	0.27		(0.11)	0.16	(0.22)	—	(0.06)
2016	9.97	0.25		0.12	0.37	(0.26)	(0.04)	(0.01)
2015	10.20	0.26		(0.23)	0.03	(0.26)	—	—
2014	9.97	0.27		0.22	0.49	(0.26)	—	—

*	For the six months ended April 30, 2019 (unaudited). All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(1)	Per share net investment income (loss) calculated using average shares.
(2)	Amount was less than $0.01 per share.
(a)
Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.

(b)	Commenced operations on August 26, 2015. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$(0.14)	$8.70	10.24%	$158,489	0.32%	0.54%	3.36%	25%
(0.28)	8.02	(6.69)	99,225	0.34	0.64	3.27	50
(0.57)	8.88	1.79	76,726	0.39	0.77	3.17	62
(0.53)	9.31	9.80	74,232	0.39	0.75	3.48	160
(1.66)	8.99	0.94	21,082	0.40	1.05	3.80	126
(0.87)	10.53	15.51	24,797	0.46	0.83	4.38	53

$(0.13)	$9.93	2.73%	$15,625	0.32%	2.10%	2.62%	50%
(0.21)	9.79	0.16	15,280	0.34	2.02	2.13	100
(0.15)	9.99	0.77	16,189	0.39	1.88	1.49	81
(0.13)	10.07	1.97	24,417	0.39	1.10	1.32	59
(0.01)	10.01	0.25	24,023	0.39	2.51	0.88	22

$(0.13)	$9.93	2.62%	$105	0.32%	2.10%	2.61%	50%
(0.21)	9.80	0.26	102	0.34	2.02	2.14	100
(0.15)	9.99	0.77	102	0.39	1.40	1.39	81
(0.12)	10.07	1.87	1,007	0.49	1.20	1.22	59
(0.01)	10.01	0.22	1,001	0.54	2.66	0.73	22

$(0.16)	$9.69	5.11%	$40,466	0.40%	1.06%	3.19%	49%
(0.31)	9.37	(2.33)	40,972	0.40	0.86	3.27	79
(0.28)	9.91	1.65	67,199	0.40	0.85	2.95	93
(0.31)	10.03	3.77	97,695	0.40	0.61	2.80	72
(0.26)	9.97	0.30	183,138	0.40	0.56	2.58	93
(0.26)	10.20	4.97	153,951	0.40	0.53	2.65	319
The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Notes to Financial Statements
April 30, 2019 (unaudited)

NOTE 1 — ORGANIZATION
Schroder Global Series Trust (“SGST”) is an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). SGST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 27, 2003. SGST has an unlimited number of authorized shares, which consists of one diversified series: Schroder North American Equity Fund (the “SGST Fund” or a “Fund”). The Schroder North American Equity Fund seeks long-term capital growth.
Schroder Series Trust (“SST”) is an open-end series management investment company registered under the Investment Company Act. SST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. SST has an unlimited number of authorized shares, which are divided into five separate series. Included in this report are Schroder Emerging Markets Small Cap Fund, Schroder Core Bond Fund, Schroder Long Duration Investment-Grade Bond Fund, Schroder Short Duration Bond Fund and Schroder Total Return Fixed Income Fund (each a “Fund,” collectively, the “SST Funds,” and together with the SGST Fund, the “Funds” or “Trusts”), all of which are diversified funds. The Schroder Emerging Markets Small Cap Fund seeks long-term capital appreciation. The Schroder Core Bond Fund and Schroder Short Duration Bond Fund seek long-term total return consistent with the preservation of capital. The Schroder Total Return Fixed Income Fund seeks a high level of total return. The Schroder Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index.
Schroder Core Bond Fund commenced operations January 31, 2018.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
The following is a summary of significant accounting policies followed by the Funds, which are in conformity with U.S. GAAP:
SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.
Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.
Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If SIMNA (the “Adviser”) of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
Schroder Emerging Markets Small Cap Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.
If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets,etc.)

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value.  Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies. Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.
FEDERAL INCOME TAXES: It is the intention of each Fund to qualify, or continue to qualify, as a “regulated investment company” by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year in a timely manner, to its shareholders in the form of dividends. In addition, as a result of distributing substantially all of their net investment income during each calendar year, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

As of, and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any tax-related interest or penalties.
FOREIGN TAXES: The Emerging Markets Small Cap Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Emerging Markets Small Cap Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Emerging Markets Small Cap Fund has accrued foreign tax in the amount of $129 presented on the Statement of Assets and Liabilities.
INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.
INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.
EXPENSES: Expenses are recorded on an accrual basis. Many of the expenses of the Funds can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the Funds based on relative average net assets or another appropriate methodology. Class specific expenses are borne by that class. Fund expenses are pro-rated to the respective classes based on relative net assets.
CLASSES OF SHARES: Income, realized and unrealized gains and losses of a Fund are prorated to the respective classes of shares based on relative net assets.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders from net investment income are declared and distributed at least annually for North American Equity Fund and Emerging Markets Small Cap Fund, and monthly for Schroder Core Bond Fund, Schroder Short Duration Bond Fund and Schroder Long Duration Investment-Grade Bond Fund. Schroder Total Return Fixed Income Fund declares dividends to shareholders from net investment income daily and distributes these dividends monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.
FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. Each Fund generally bifurcates that portion of realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the “Statements of Operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the “Statements of Operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. Certain Funds may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Certain Funds may also seek to gain currency exposure or otherwise attempt to increase a Fund’s total return by holding such forward foreign currency contracts. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward foreign currency transactions are recorded daily as unrealized gain or loss;

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments.
WHEN-ISSUED SECURITIES: Certain Funds may purchase securities on a when-issued, delayed delivery, or forward commitment basis, including TBAs, during the period covered by this report. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund (and so may create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.
CONVERTIBLE SECURITIES: Certain Funds may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.
FUTURES: Financial futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations.
Futures contracts are generally utilized in order to hedge against unfavorable changes in the value of securities or otherwise to attempt to increase a Fund’s total return. Futures contracts involve leverage and are subject to market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible significant movements in prices. The change in value of futures contracts primarily corresponds to the value of the securities or other index or amount underlying the contracts, but may not precisely correlate with the change in value of such securities or other index or amount. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
OPTION/SWAPTION TRANSACTIONS: Certain Funds may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options/swaptions are traded on a national securities exchange or an over-the-counter market. When any of the Funds writes or purchases a covered call or put option/swaption, an amount equal to the premium received is included in that Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option/swaption is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option/swaption is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option/swaption, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option/swaption. When any of the Funds purchases a call or put option/swaption, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option/swaption, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options/swaptions are non-income

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

producing securities. The option/swaption techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.
Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2019, if applicable.
SWAP AGREEMENTS: Certain Funds may enter into swap agreements, including credit default swaps and interest rate swaps and other types of exchange-traded or over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures. Swap agreements are privately negotiated in the over-the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
In a “credit default” swap transaction, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in an event of default (or similar events) by a third party on its obligations. Therefore, in a credit default swap, a Fund may pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds or loans (or another agreed upon amount). A Fund could also receive the premium referenced above, and be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event) by the issuer. A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.
“Interest rate” swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. “Inflation- linked” swaps are used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation-linked swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index. The Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
Swaps are marked-to-market daily and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
Legislative and regulatory reforms, including the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in new regulation of swap agreements, including clearing, margin, reporting, recordkeeping and registration requirements. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner the Fund might otherwise choose.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

CUSTODY OFFSET: The Funds have an arrangement with the custodian whereby interest earned on uninvested cash balances is used to offset a portion of the custodian fees. The amounts are included in custodian fees and custody offset on the Statements of Operations.
OFFERING COSTS: During the period ended October 31, 2018, the Schroder Core Bond Fund commenced operations and incurred offering costs, which were amortized to expense over a twelve month period. As of April 30, 2019, the offering costs have been fully amortized.
NOTE 3 — INVESTMENT ADVISORY FEES, ADMINISTRATION AGREEMENTS AND DISTRIBUTION PLANS
The Funds have entered into investment advisory agreements with SIMNA. Under these agreements, SIMNA provides investment management services and is entitled to receive compensation for its services, payable monthly for the SGST Fund and the SST Funds, at the following annual rates based on average daily net assets of each Fund taken separately. No changes to the management fee rates the Funds pay to SIMNA occurred due to the Transition. In order to limit the expenses of the R6 and Investor Shares of certain Funds, as applicable, SIMNA has contractually agreed to waive management fees, pay and/or reimburse the applicable Fund for expenses through February 28, 2020,  to the extent that the total annual fund operating expenses of a Fund (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) allocable to each share class exceed the following annual rates (based on the average daily net assets attributable to each share class):
		Expense Limitation
	Management Fee	R6 Shares	Investor Shares
Schroder North American Equity Fund	0.25%	N/A	0.33%
Schroder Emerging Markets Small Cap Fund(1)	1.15%	1.35%	1.50%
Schroder Core Bond Fund	0.25%	0.32%	N/A
Schroder Long Duration Investment-Grade Bond Fund(2)	0.25%	N/A	0.32%
Schroder Short Duration Bond Fund(3)	0.25%	0.32%	0.47%
Schroder Total Return Fixed Income Fund	0.25%	N/A	0.40%

(1)	Prior to July 1, 2017, the management fee was 1.25%, and the expense limitations were 1.50% for R6 Shares and 1.65% for Investor Shares.
(2)	Prior to April 1, 2018, the management fee was 0.33%. Prior to February 28, 2018, the expense limitation was 0.39% for Investor Shares
(3)	Prior to April 1, 2018, the management fee was 0.29%. Prior to February 28, 2018, the expense limitations were 0.39% for R6 Shares and 0.54% for Investor Shares.
N/A — Fund is not currently subject to the expense limitation agreement or Share Class is not currently offered
SIMNA has retained its affiliate Schroder Investment Management North America Limited (“SIMNA Ltd.”) to serve as sub-adviser responsible for the portfolio management of Schroder North American Equity Fund and Schroder Emerging Markets Small Cap Fund. During the reporting period, SIMNA paid SIMNA Ltd. the following percentage of the investment advisory fees it received from Schroder North American Equity Fund and Schroder Emerging Markets Small Cap Fund, after waivers, as set forth below.
Effective October 16, 2017:
Fund	Percentage of Fees Paid to SIMNA Ltd.
Schroder North American Equity Fund	58.5%
Schroder Emerging Markets Small Cap Fund	58.5%

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Each Trust has entered into an administration agreement with SEI Investments Global Funds Services (“SEI” or the “Administrator”), under which the Administrator provides administrative services to the Trust. For these services, the Administrator is paid a fee, which varies based on the average daily net assets of each Fund, subject to certain minimums.
Each Trust and SEI Investments Distribution Co., (“SIDCO”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”), whereby SIDCO acts as principal underwriter for the Trusts’ shares.
Each Fund has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Shares of the Funds will be paid to financial intermediaries.
SIMNA or its affiliates may, from time to time, also make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or distribution, out of their own resources.
NOTE 4 — DERIVATIVE CONTRACTS
Derivative instruments and hedging activities require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flows.
The fair value of derivative instruments as of April 30, 2019, was as follows:
Fund	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Schroder North American Equity Fund
Equity contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts	$1,599,353	$—
Foreign exchange contracts
Forward contracts	Unrealized appreciation/(depreciation) on forward foreign currency contracts	—-	(16,708)
		$1,599,353	$(16,708)
Schroder Short Duration Bond Fund
Interest rate contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts	$10,586	$(6,826)
		$10,586	$(6,826)
Schroder Total Return Fixed Income Fund
Interest rate contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts	$49,876	$—
Credit contracts
Centrally cleared swap contracts	Unrealized appreciation/(depreciation) on swap contracts	—	(24,344)
		$49,876	$(24,344)

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2019, was as follows:
The amount of net realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives:
Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation (Depreciation)**	Total
Schroder North American Equity Fund
Equity contracts
Futures contracts	$303,596	$3,210,317	$3,513,913
Foreign exchange contracts
Forward contracts	593,669	(315,305)	278,364
	$897,265	$2,895,012	$3,792,277
Schroder Short Duration Bond Fund
Interest rate contracts
Futures contracts	$1,513	$14,988	$16,501
Schroder Total Return Fixed Income Fund
Interest rate contracts
Futures contracts	$(10,547)	$190,788	$180,241
Foreign exchange contracts
Forward contracts	(66,075)	57,333	(8,742)
Credit contracts
Swap contracts	(3,798)	(24,344)	(28,142)
	$(80,420)	$223,777	$143,357

*
Futures contracts are included in net realized gain (loss) on futures, forward contracts are included in net realized gain (loss) on forward foreign currency contracts, swap contracts are included in net realized loss on swap contracts.

**
Futures contracts are included in change in unrealized depreciation on futures, forward contracts are included in change in unrealized appreciation (depreciation) on forward foreign currency contracts and swap contracts are included in change in unrealized appreciation on swap contracts.

The following table discloses the volume of the futures contracts, forward foreign currency contracts, options contracts and swap contracts during the period ended April 30, 2019:
	Schroder North American Equity Fund	Schroder Short Duration Bond Fund	Schroder Total Return Fixed Income Fund
Futures Contracts:
Average Monthly Market Value Balance Long	$43,138,000	$3,113,202	$15,632,254
Average Monthly Market Value Balance Short	$—	$(865,711)	$(10,197,766)
Forward Foreign Currency Contracts:
Average Monthly Notional Contracts Purchased	$3,163,794	$—	$65,292
Average Monthly Notional Contracts Sold	$(16,026,308)	$—	$(187,253)
Swap Contracts:
Average Monthly Market Value of Centrally Cleared Swaps	$—	$33,364	$—

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

In accordance with the authoritative guidance under U.S. GAAP, “Disclosures about Offsetting Assets and Liabilities” entities are required to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting agreements.  The Funds do not offset such instruments on the Statement of Assets and Liabilities, rather such instruments are presented on a gross basis.
The following is a summary by derivative type of the market value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty as of April 30, 2019:
	Gross Assets- Recognized in the Statement of Assets and Liabilities	Gross Liabilities- Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount‡
Schroder North American Equity Fund
	Forward Contracts	Forward Contracts
Canadian Imperial Bank of Commerce	$—	$(1,436)	$(1,436)	$—	$(1,436)
RBC	—	(15,272)	(15,272)	—	(15,272)
Total	$—	$(16,708)	$(16,708)	$—	$(16,708)

Schroder Emerging Markets Small Cap Fund
	Forward Contracts	Forward Contracts
JPMorgan Chase Bank	$—	$—	$—	$—	$—

†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡
Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.  Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

NOTE 5 — REDEMPTION FEES
Schroder Emerging Markets Small Cap Fund generally imposes a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. These fees, which are not sales charges, are retained by the Fund and not paid to SIDCO or any other entity. The redemption fees are included in the Statements of Changes in Net Assets under “Redemption fees,” and are included as part of “Capital paid-in” on the Statements of Assets and Liabilities. There were no redemption fees retained for the period ended April 30, 2019.
NOTE 6 — INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term and U.S. Government securities for each Fund, for the period ended April 30, 2019 were as follows:
	Purchases	Sales and Maturities
Schroder North American Equity Fund	$202,021,859	$230,709,052
Schroder Emerging Markets Small Cap Fund	249,909	227,839
Schroder Core Bond Fund	9,054,536	5,063,148
Schroder Long Duration Investment-Grade Bond Fund	26,183,336	6,408,775
Schroder Short Duration Bond Fund	719,824	3,343,410
Schroder Total Return Fixed Income Fund	2,814,503	7,521,117

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Purchases and proceeds from sales and maturities of U.S. Government securities for the period ended April 30, 2019 were as follows:
	Purchases	Sales and Maturities
Schroder Core Bond Fund	$40,569,272	$33,984,417
Schroder Long Duration Investment-Grade Bond Fund	51,607,060	24,003,847
Schroder Short Duration Bond Fund	6,831,803	3,637,319
Schroder Total Return Fixed Income Fund	15,658,124	11,758,418

NOTE 7 — FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either temporary or permanent in nature. Any permanent differences, which may result in distribution reclassifications, are primarily due to differing treatments for gains resulting from investments in passive foreign investment companies, equalization distribution, reclassifications of long-term capital gain distributions on real estate investment trust securities, partnership investments, foreign currency transactions and paydowns. Distributions from short-term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.
At October 31, 2018, the Funds reclassified the following permanent amounts between capital paid-in, undistributed net investment income and accumulated realized gain (loss):
	Distributable Earnings (Loss)*
	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Realized Gain (Loss)	Increase (Decrease) Capital Paid-in
Schroder North American Equity Fund	$364,978	$(364,930)	$(48)
Schroder Emerging Markets Small Cap Fund	17,259	(17,259)	—
Schroder Core Bond Fund	995	(995)	—
Schroder Long Duration Investment-Grade Bond Fund	—	—	—
Schroder Short Duration Bond Fund	3,474	(3,474)	—
Schroder Total Return Fixed Income Fund	(240,979)	240,979	—

*
The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings (Loss)”. The table above provides the tax characteristics of distributable earnings (loss) which are included in Total distributable earnings (loss).

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2018 and October 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Schroder North American Equity Fund
2018	$32,669,411	$24,894,979	$—	$57,564,390
2017	24,298,359	27,381,132	—	51,679,491
Schroder Emerging Markets Small Cap Fund
2018	45,427	314,600	—	360,027
2017	578,111	102,320	—	680,431
Schroder Core Bond Fund
2018	573,056	—	—	573,056
Schroder Long Duration Investment-Grade Bond Fund
2018	2,902,410	—	—	2,902,410
2017	4,130,015	501,764	—	4,631,779
Schroder Short Duration Bond Fund
2018	343,185	—	—	343,185
2017	270,060	—	—	270,060
Schroder Total Return Fixed Income Fund
2018	1,417,244	—	379,779	1,797,023
2017	1,503,800	—	397,236	1,901,036

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Schroder North American Equity Fund	$26,359,809	$64,733,192	$—	$298,746,191	$(33)	$389,839,159
Schroder Emerging Markets Small Cap Fund	39,986	67,552	—	51,886	(49)	159,375
Schroder Core Bond Fund	5,962	—	(71,021)	(934,306)	—	(999,365)
Schroder Long Duration Investment-Grade Bond Fund	19,520	—	(1,001,417)	(7,096,518)	—	(8,078,415)
Schroder Short Duration Bond Fund	2,011	—	(139,535)	(184,699)	—	(322,223)
Schroder Total Return Fixed Income Fund	—	—	(4,657,546)	(1,161,467)	(119,147)	(5,938,160)

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

Each Fund may use its tax basis capital loss carryforwards listed above to offset taxable capital gains realized in subsequent years for federal income tax purposes.  If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-RIC Mod losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term.
The Funds listed below have the following post-RIC Mod losses, which do not expire:
	Short-Term Loss	Long-Term Loss	Total
Schroder Core Bond Fund	$53,069	$17,952	$71,021
Schroder Long Duration Investment-Grade Bond Fund	920,761	80,656	1,001,417
Schroder Short Duration Bond Fund	67,106	72,429	139,535
Schroder Total Return Fixed Income Fund	1,321,742	3,335,804	4,657,546

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to the timing of recognition of gains and losses on investments for tax and book purposes, investments in publicly traded partnerships and wash sales.
At April 30, 2019, the identified cost for Federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation were as follows:
	Identified Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Schroder North American Equity Fund	$607,614,888	$376,394,472	$(18,883,318)	$357,511,154
Schroder Emerging Markets Small Cap Fund	1,745,161	490,332	(127,908)	362,424
Schroder Core Bond Fund	49,562,165	885,676	(69,368)	816,308
Schroder Long Duration Investment-Grade Bond Fund	152,067,472	4,988,877	(411,719)	4,577,158
Schroder Short Duration Bond Fund	15,395,544	51,097	(48,082)	3,015
Schroder Total Return Fixed Income Fund	39,823,373	530,807	(235,869)	294,938

NOTE 8 — IN-KIND TRANSFERS
On January 31, 2018, the Schroder Core Bond Fund issued shares for an in-kind subscription.
	Shares Issued	Value of Securities	Cash	Total
Schroder Core Bond Fund	2,005,476	$19,836,159	$218,606	$20,054,765

On June 5, 2018, the Schroder Core Bond Fund and Schroder Long Duration Investment-Grade Bond Fund issued shares for an in-kind subscription.
	Shares Issued	Value of Securities	Cash	Total
Schroder Core Bond Fund	1,004,476	$9,466,972	$396,987	$9,863,959
Schroder Long Duration Investment-Grade Bond Fund	3,334,002	27,804,628	267,666	28,072,294

During the period ended April 30, 2019, there were no in-kind transactions.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

NOTE 9 — PORTFOLIO INVESTMENT RISKS
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
Schroder Emerging Markets Small Cap Fund has a relatively large portion of its assets invested in companies or issuers domiciled in particular foreign countries, including emerging markets. The Fund may be more susceptible to political, social and economic events adversely affecting those countries and such issuers.
Schroder Emerging Markets Small Cap Fund may invest more than 25% of its total assets in issuers located in any one country or group of countries. When a Fund invests in a foreign country, it is susceptible to a range of factors that could adversely affect its holdings in issuers of that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in a single country, the value of the Fund’s assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Funds may invest in countries with limited or developing capital markets. Investments in these markets may involve greater risk than investments in more developed markets.
Schroder Core Bond Fund, Schroder Short Duration Bond Fund and Schroder Total Return Fixed Income Fund invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Schroder Core Bond Fund, Schroder Long Duration Investment-Grade Bond Fund and Schroder Short Duration Bond Fund invest a portion of their assets in municipal bonds. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes; they include, for example, general obligations of a state or other government entity supported by its taxing powers to acquire and construct public facilities, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include obligations of states, public authorities or political subdivisions to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.
The yields on municipal bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the municipal bonds.
A Fund may enter into derivative transactions including futures contracts, options, and swap contracts. Derivatives are financial contracts whose values depend on, or derive from, the value of an underlying asset, reference rate, or index. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect the Funds’ adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions typically involve leverage and

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when that would be beneficial. Additional principal risks for the Funds can be found in the prospectus.
NOTE 10 — BENEFICIAL INTEREST
The following table shows the number of shareholders each owning of record, or to the knowledge of the Funds beneficially, 5% or more of shares of a Fund outstanding as of April 30, 2019 and the total percentage of shares of the Fund held by such shareholders. The table includes omnibus accounts that hold shares on behalf of many shareholders.
	5% or Greater Shareholders
	Number	% of Fund Held
Schroder North American Equity Fund, Investor Shares	2	98.53%
Schroder Emerging Markets Small Cap Fund, R6 Shares	1	100.00
Schroder Emerging Markets Small Cap Fund, Investor Shares	1	99.95
Schroder Core Bond Fund, R6 Shares	2	99.99
Schroder Long Duration Investment-Grade Bond Fund, Investor Shares	4	96.72
Schroder Short Duration Bond Fund, R6 Shares	1	98.15
Schroder Short Duration Bond Fund, Investor Shares	1	99.99
Schroder Total Return Fixed Income Fund, Investor Shares	5	80.55

One account shown above holding 100.00% of the Schroder Emerging Markets Small Cap Fund R6 Shares, 99.95% of the Schroder Emerging Markets Small Cap Fund Investor Shares, 98.15% of the Schroder Short Duration Bond Fund R6 Shares and 99.99% of the Schroder Short Duration Bond Fund Investor Shares is owned by an affiliate of SIMNA.
NOTE 11 — LINE OF CREDIT
The Funds entered into a credit agreement on October 6, 2008, as amended from time to time, that enables them to participate in a $12.5 million committed revolving line of credit with JPMorgan Chase Bank, N.A.  Any advance under the line of credit is contemplated primarily for temporary or emergency purposes, or to finance the redemption of the shares of a shareholder of the borrower. Interest is charged to the Funds based on their borrowings at the current reference rate. The Funds pay their pro rata portion of an annual commitment fee of 0.20% on the total amount of the credit facility. There were no borrowings under the line of credit for the period ended April 30, 2019.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2019 (unaudited)

NOTE 12 — CAPITAL SHARE TRANSACTIONS
Capital share transactions for the period ended April 30, 2019 (unaudited) and the year or period ended October 31, 2018 were as follows:

	North American Equity Fund		Emerging Markets Small Cap Fund		Core Bond Fund
	2019	2018	2019	2018	2019	2018(a)
R6 Shares:
Sales of shares	N/A	N/A	—	—	2,150,487	1,034,494
Reinvestment of distributions	N/A	N/A	11,779	30,920	64,007	45,037
Issued in connection with in-kind transfer	N/A	N/A	—	—	—	3,009,952
Redemption of shares	N/A	N/A	—	—	(1,054,454)	(153,197)
Net increase in R6 Shares	N/A	N/A	11,779	30,920	1,160,040	3,936,286
Investor Shares:
Sales of shares	18,888	623,817	—	—	N/A	N/A
Reinvestment of distributions	5,881,701	3,407,792	148	386	N/A	N/A
Redemption of shares	(1,420,720)	(8,476,332)	—	—	N/A	N/A
Net increase (decrease) in Investor Shares	4,479,869	(4,444,723)	148	386	N/A	N/A

	Long Duration Investment-Grade Bond Fund		Short Duration Bond Fund		Total Return Fixed Income Fund
	2019	2018	2019	2018	2019	2018
R6 Shares:
Sales of shares	N/A	N/A	27,286	61,437	N/A	N/A
Reinvestment of distributions	N/A	N/A	19,989	34,612	N/A	N/A
Redemption of shares	N/A	N/A	(34,051)	(155,999)	N/A	N/A
Net increase (decrease) in R6 Shares	N/A	N/A	13,224	(59,950)	N/A	N/A
Investor Shares:
Sales of shares	5,919,606	1,085,179	—	—	179,895	736,428
Reinvestment of distributions	241,278	336,570	133	224	55,244	159,492
Issued in connection with in-kind transfer	—	3,334,002	—	—	—	—
Redemption of shares	(320,668)	(1,019,398)	—	—	(432,376)	(3,302,647)
Net increase (decrease) in Investor Shares	5,840,216	3,736,353	133	224	(197,237)	(2,406,727)

(a)	Fund commenced investment activities on January 31, 2018.
N/A — R6 or Investor Shares currently not offered.

Schroder Mutual Funds

Notes to Financial Statements (concluded)
April 30, 2019 (unaudited)

NOTE 13 — REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
NOTE 14 — NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
NOTE 15 — SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued.  Based on this evaluation, no adjustments were required to the financial statements as of April 30, 2019.

Schroder Mutual Funds

Dislosure of Fund Expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Schroder Mutual Fund, you incur ongoing costs, which include, among others, costs for portfolio management, administrative services, and shareholder reports (like this one), and in the case of Advisor Shares, distribution (12b-1) fees. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).
The table below illustrates your Fund’s costs in two ways.
•
Actual expenses. This section helps you to estimate the actual expenses after fee waivers, if applicable, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

•
Hypothetical example for comparison purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, and that it incurred expenses at the rate of which it in the past did incur expenses. In this case, because the return used is not the Fund’s actual return, the results may not be used to estimate the actual ending balance of an account in the Fund over the period or expenses you actually paid. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses in this table based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Schroder Mutual Funds

Disclosure of Fund Expenses (unaudited) – (concluded)

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Net Annualized Expense Ratios	Expenses Paid During Period *
Schroder North American Equity Fund
Actual Expenses
Investor Shares	$1,000.00	$1,088.50	0.33%	$1.71
Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00	$1,023.20	0.33%	$1.66
Schroder Emerging Markets Small Cap Fund
Actual Expenses
R6 Shares	$1,000.00	$1,171.60	1.35%	$7.27
Investor Shares	1,000.00	1,171.70	1.35	7.27
Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00	$1,018.10	1.35	$6.76
Investor Shares	1,000.00	1,018.10	1.35	6.76
Schroder Core Bond Fund
Actual Expenses
R6 Shares	$1,000.00	$1,054.00	0.32%	$1.63
Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00	$1,023.20	0.32	$1.61
Schroder Long Duration Investment-Grade Bond Fund
Actual Expenses
Investor Shares	$1,000.00	$1,102.40	0.32%	$1.67
Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00	$1,023.20	0.32	$1.61
Schroder Short Duration Bond Fund
Actual Expenses
R6 Shares	$1,000.00	$1,027.30	0.32%	$1.61
Investor Shares	1,000.00	1,026.20	0.32	1.61
Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00	$1,023.20	0.32	$1.61
Investor Shares	1,000.00	1,023.20	0.32	1.61
Schroder Total Return Fixed Income Fund
Actual Expenses
Investor Shares	$1,000.00	$1,051.10	0.40%	$2.03
Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00	$1,022.80	0.40	$2.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 181/365 (to reflect the one-half year period).

Notes

Privacy Statement

Facts	What does Schroders do with your personal information?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
• Social Security number and income
• account balances and account transactions
• assets and investment experience
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Schroders chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Schroders share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We Don’t Share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We Don’t Share
For nonaffiliates to market to you	No	We Don’t Share

Questions?	For Schroder Mutual Funds, call DST AMS at (800) 464-3108. For other inquiries, call Institutional Client Service at (212) 641-3800 or email clientserviceny@us.schroders.com

Privacy Statement

Who we are
Who is providing this notice?	Schroder Investment Management North America Inc. Schroder Mutual Funds Schroder Fund Advisors LLC
What we do
How does Schroders protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Access to personal information is limited to employees who need it to perform their jobs. Our policies restrict employee use of customer information; requiring it be held in strict confidence.

How does Schroders collect my personal information?
We collect your personal information, for example, when you
• open an account and provide account information
• give us your contact information
• show your driver’s license or government issued ID
• enter into an investment advisory contract
• make a wire transfer

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies with the Schroder name; financial companies such as Schroder Investment Management North America Limited and Schroder Investment Management Limited; and others, such as the parent, holding company, Schroders plc.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Nonaffiliates we share with can include companies that help us maintain, process or service your transactions or account(s) or financial products, including companies that perform administrative, accounting, transfer agency, custodial, brokerage or proxy solicitation services, or that assist us in marketing.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Schroders doesn’t jointly market.

Investment Adviser	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018-3706
Trustees	William M. Doran Jon C. Hunt Thomas P. Lemke Randall S. Yanker Jay C. Nadel
Distributor	SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, Pennsylvania 19456
Transfer & Shareholder Servicing Agent	DST Asset Manager Solutions, Inc.
Custodian	JPMorgan Chase Bank
Counsel	Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schroder Series Trust Schroder Global Series Trust P.O. Box 219360 Kansas City, MO 64121-9360 (800) 464-3108

SCH-SA-001-0300

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: July 8, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: July 8, 2019